Quarterly Holdings Report
for
Fidelity® SAI Enhanced Municipal Income Fund
September 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SEB-NPRT1-1125
1.9918390.100
Fixed-Income Funds - 3.1%
	Shares	Value ($)
iShares National Muni Bond ETF	100,000	10,649,000
Vanguard Tax-Exempt Bond Index Fund ETF	120,000	6,008,400
TOTAL FIXED-INCOME FUNDS (Cost $16,435,299)		16,657,400

Municipal Securities - 90.5%
	Principal Amount (a)	Value ($)
Alabama - 5.3%
Education - 0.0%
Auburn Univ Ala Gen Fee Rev Series 2025 B, 5% 6/1/2042	25,000	26,801
Electric Utilities - 0.2%
Lower Ala Gas Dist Gas Proj Rev Series 2016A, 5% 9/1/2046 (Goldman Sachs Group Inc/The Guaranteed)	800,000	844,115
General Obligations - 4.5%
Alabama St Corrections Instn Fin Auth Rev (Alabama St Proj.) Series 2022 A, 5% 7/1/2037	425,000	461,087
Alabama St Gen. Oblig. Series 2018 A, 5% 11/1/2035	160,000	168,405
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2021 A, 4% tender 6/1/2051 (Royal Bank of Canada Guaranteed) (b)	770,000	795,888
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (b)	700,000	762,302
Black Belt Energy Gas Dist Alagas Prepay Rev 4% tender 10/1/2049 (Morgan Stanley Guaranteed) (b)	40,000	40,438
Black Belt Energy Gas District 5% 5/1/2029 (BP PLC Guaranteed)	105,000	111,019
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	30,000	31,997
Black Belt Energy Gas District Series 2021 B, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	650,000	657,809
Black Belt Energy Gas District Series 2021 C 1, 4% 12/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	25,000	25,294
Black Belt Energy Gas District Series 2021 C 1, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	705,000	713,469
Black Belt Energy Gas District Series 2022 B 1, 4% tender 4/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	645,000	657,520
Black Belt Energy Gas District Series 2023 A, 5.25% tender 1/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (b)	130,000	139,654
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,875,000	2,009,519
Black Belt Energy Gas District Series 2024 B, 5% tender 10/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	300,000	324,338
Black Belt Energy Gas District Series 2024 C, 5% 7/1/2031 (Pacific Life Insurance Co Guaranteed)	1,085,000	1,177,035
Black Belt Energy Gas District Series 2025 A, 5.25% tender 5/1/2056 (National Western Life Insurance Co Guaranteed) (b)	2,000,000	2,080,360
Black Belt Energy Gas District Series 2025 D, 0% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)(c)	775,000	848,781
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023 A 1, 5.5% tender 11/1/2053 (Morgan Stanley Guaranteed) (b)	90,000	99,047
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	95,000	106,442
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2040	130,000	140,837
Southeast AL District Gas Supply Rev Series 2024A, 5% tender 8/1/2054 (Pacific Life Insurance Co Guaranteed) (b)	1,620,000	1,754,982
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	2,135,000	2,187,649
Southeast Energy Auth Commodity Supply Rev Ala Series 2021 A, 4% tender 11/1/2051 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,600,000	1,639,536
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5.25% tender 1/1/2054 (Sumitomo Mitsui Banking Corp Guaranteed) (b)	1,000,000	1,060,041
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	235,000	251,347
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	2,020,000	2,181,466
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	500,000	545,394
Southeast Energy Authority A Cooperative District Series 2025 F, 5.25% tender 11/1/2055 (BP PLC Guaranteed) (b)	1,500,000	1,665,707
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	1,500,000	1,650,771
		24,288,134
Health Care - 0.0%
Huntsville AL Hlth Care Auth (Huntsville Hospital AL Proj.) Series 2020 B1, 5% 6/1/2037	100,000	105,301
Housing - 0.2%
Alabama Hsg Fin Auth Single Family Mtg Rev Series 2025 B, 5.05% 10/1/2045	500,000	513,712
Alabama Hsg Fin Auth Single Family Mtg Rev Series 2025 B, 5.18% 10/1/2055	690,000	709,369
		1,223,081
Other - 0.1%
Mobile Ala Gen. Oblig. Series 2025A, 5% 2/15/2042	250,000	269,496
Mobile Ala Gen. Oblig. Series 2025A, 5% 2/15/2043	200,000	214,178
		483,674
Special Tax - 0.2%
Alabama Fed Aid Hwy Fin Auth Spl Oblig Rev 5% 9/1/2037	555,000	629,172
Alabama Fed Aid Hwy Fin Auth Spl Oblig Rev 5% 9/1/2044	405,000	431,130
Alabama St Pub Sch & Coll Auth Series 2020 A, 4% 11/1/2036	30,000	30,504
Alabama St Pub Sch & Coll Auth Series 2020 A, 5% 11/1/2039	150,000	158,530
		1,249,336
Water & Sewer - 0.1%
Birmingham Ala Wtrwks Brd Wtr Rev Series 2016 A, 4% 1/1/2037	360,000	360,871
TOTAL ALABAMA		28,581,313
Alaska - 0.0%
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022 B 2, 5% 12/1/2033	25,000	27,385
Alaska St Hsg Fin Corp 5% 12/1/2039	35,000	37,654
		65,039
Other - 0.0%
North Slope Boro Alaska Gen. Oblig. Series 2024 A, 5% 6/30/2036	85,000	93,674
TOTAL ALASKA		158,713
Arizona - 1.5%
Education - 0.1%
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2045	100,000	87,389
Mcallister Academic Vlg AZ LLC (Arizona St Univ Revs Proj.) Series 2016 A, 5% 7/1/2036	210,000	212,147
University AZ Univ Revs (University AZ Univ Revs Proj.) Series 2021 A, 5% 6/1/2039	30,000	32,078
University AZ Univ Revs (University AZ Univ Revs Proj.) Series 2021 A, 5% 6/1/2043	100,000	104,825
University AZ Univ Revs Series 2021 A, 5% 6/1/2038	40,000	43,032
University AZ Univ Revs Series 2021 A, 5% 6/1/2040	75,000	79,796
		559,267
Electric Utilities - 0.3%
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2034	155,000	158,618
Salt River Proj AZ Agric & Pwr Series 2019 A, 4% 1/1/2039	25,000	25,029
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2036	45,000	48,405
Salt River Proj AZ Agric & Pwr Series 2023 A, 5% 1/1/2050	1,000,000	1,038,633
Salt River Proj AZ Agric & Pwr Series 2023B, 5% 1/1/2048	200,000	209,769
		1,480,454
General Obligations - 0.0%
Maricopa County Special Health Care District Gen. Oblig. Series C, 4% 7/1/2038	20,000	19,940
Maricopa County Special Health Care District Gen. Oblig. Series C, 5% 7/1/2033	20,000	21,109
Phoenix Uhsd #210 5% 7/1/2037	185,000	206,212
		247,261
Health Care - 0.7%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2037	50,000	54,010
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2038	95,000	99,611
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2019A, 5% 9/1/2042	500,000	506,965
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2040	65,000	68,645
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2041	210,000	219,575
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2031	765,000	786,349
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2033	35,000	35,875
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	200,000	148,036
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 F, 4% 1/1/2045	450,000	412,038
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2040	275,000	261,916
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 4% 8/1/2049 (Assured Guaranty Inc Insured)	540,000	488,650
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2049	170,000	177,143
		3,258,813
Industrial Development - 0.1%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(d)	100,000	100,611
Chandler AZ Indl Deve Auth Idr Series 2019, 4% tender 6/1/2049 (b)(d)	200,000	204,175
		304,786
Other - 0.2%
Arizona Indl Dev Auth Single Family Mtg Rev 5% 10/1/2045	500,000	512,393
Arizona Indl Dev Auth Single Family Mtg Rev 5.1% 10/1/2050	450,000	460,375
Maricopa Cnty Ariz Un High Sch Dist No 216 Series 2024 A, 5% 7/1/2040	40,000	43,458
Maricopa Cnty Ariz Un High Sch Dist No 216 Series 2024 A, 5% 7/1/2041	40,000	43,072
		1,059,298
Special Tax - 0.0%
AZ Dept of Trans Series 2016 A, 5% 7/1/2031	75,000	76,144
Glendale Ariz Sr Excise Tax Rev Series 2024, 5% 7/1/2038	100,000	111,218
Phoenix AZ Civic Impt Corp Series 2020 A, 5% 7/1/2035	45,000	48,743
		236,105
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2030 (d)	510,000	545,073
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2033 (d)	20,000	21,040
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (d)	105,000	106,638
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2027 (d)	25,000	25,953
		698,704
Water & Sewer - 0.0%
Mesa AZ Util Sys Rev Series 2016, 3% 7/1/2038	100,000	89,070
Phoenix Arizona Civic Imp Wtr Series 2020 B, 5% 7/1/2036	45,000	48,444
Phoenix Arizona Civic Imp Wtr Series 2020A, 5% 7/1/2040	35,000	36,807
		174,321
TOTAL ARIZONA		8,019,009
Arkansas - 0.2%
General Obligations - 0.0%
North Little Rock School District No 1 2% 2/1/2039	65,000	48,012
Special Tax - 0.0%
Springdale AR Sales & Use Tax Rev 4.125% 8/1/2047	50,000	48,008
Water & Sewer - 0.2%
Beaver Wtr Dst AK Benton&Wash 5% 4/15/2055	1,000,000	1,037,300
Fort Smith AR Wtr & Swr Rev Series 2018, 5% 10/1/2032	55,000	57,823
		1,095,123
TOTAL ARKANSAS		1,191,143
California - 5.0%
Education - 0.3%
California Infrastructure & Economic Development Bank Series 2025, 5% 5/15/2045	45,000	48,164
California Infrastructure & Economic Development Bank Series 2025, 5% 5/15/2050	1,000,000	1,053,641
California Mun Fn Auth Rev (Emory University GA Proj.) Series 2019 A, 5% 10/1/2044	165,000	169,629
California St Univ Rev Series 2020C, 3% 11/1/2039	50,000	44,078
California St Univ Rev Series 2024 A, 5.5% 11/1/2055	350,000	383,897
University CA Revs Series 2024 BS, 5% 5/15/2042	50,000	54,729
		1,754,138
Electric Utilities - 0.6%
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2035	30,000	32,501
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2038	85,000	90,944
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2043	590,000	613,517
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2032	330,000	349,921
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2033	245,000	258,797
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2039	135,000	140,435
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2041	70,000	73,297
Los Angeles CA Wtr & Pwr Rev Series 2023 B, 5% 7/1/2037	250,000	273,038
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2038	140,000	152,610
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2039	55,000	59,514
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2043	115,000	120,517
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2037	30,000	33,094
Riverside CA Elec Rev 5% 10/1/2043	65,000	66,978
Riverside CA Elec Rev Series 2019 A, 5% 10/1/2036	130,000	138,085
Riverside CA Elec Rev Series 2024 A, 5% 10/1/2044	45,000	48,259
Southern CA Pub Pwr Auth Series 2019 1, 5% 7/1/2029	25,000	27,176
Southern CA Pub Pwr Auth Series 2021 1, 5% 7/1/2029	195,000	211,971
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev Series 2024 1, 5% 7/1/2031	630,000	705,525
		3,396,179
General Obligations - 1.8%
Anaheim City School District/CA Series 2016, 3% 8/1/2046	325,000	250,321
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	1,605,000	1,699,604
California Community Choice Financing Authority 5% tender 12/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	180,000	191,606
California Community Choice Financing Authority 5% tender 7/1/2053 (b)	1,135,000	1,205,365
California Community Choice Financing Authority Series 2021B 1, 4% tender 2/1/2052 (Morgan Stanley Guaranteed) (b)	195,000	199,868
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	1,000,000	1,078,040
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	150,000	158,810
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	600,000	642,604
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	1,000,000	1,073,320
California Enterprise Development Authority (Riverside Cnty CA Proj.) Series 2024A, 5.25% 11/1/2054	150,000	159,163
California St Pub Wks Brd Lse 5% 8/1/2035	40,000	44,336
California St Pub Wks Brd Lse Series 2018C, 5% 11/1/2030	85,000	91,852
California St Pub Wks Brd Lse Series 2018C, 5% 11/1/2031	30,000	32,282
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	110,000	120,443
City of Oakland CA Gen. Oblig. Series 2020B 1, 2.5% 1/15/2044	150,000	106,504
City of Oakland CA Gen. Oblig. Series 2023 D, 5.25% 7/15/2048	50,000	53,053
Inglewood CA Uni Sch Dist 5.5% 8/1/2044	150,000	166,821
Livermore Valley CA Jt Uni Sch Series 2016A, 3% 8/1/2046	100,000	77,061
Livermore Valley CA Jt Uni Sch Series 2019, 4% 8/1/2046	100,000	93,877
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2035 (Merrill Lynch & Co Inc Guaranteed)	170,000	185,196
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5.5% 11/15/2032 (Merrill Lynch & Co Inc Guaranteed)	45,000	51,476
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5.5% 11/15/2037 (Merrill Lynch & Co Inc Guaranteed)	40,000	45,234
Los Angeles CA Mun Imp Crp Lse (Los Angeles CA Proj.) Series 2016 B, 5% 11/1/2029	45,000	46,224
Los Angeles CA Mun Imp Crp Lse (Los Angeles CA Proj.) Series 2016 B, 5% 11/1/2032	160,000	163,556
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2019 E1, 5% 12/1/2039	45,000	47,284
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2021F, 5% 12/1/2038	80,000	86,848
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2043	40,000	43,295
Los Angeles Unified School District/CA Series 2024 QRR, 5% 7/1/2043	75,000	81,804
Los Angeles Unified School District/CA Series 2024 QRR, 5% 7/1/2045	160,000	171,949
Mount San Antonio CA Cmnty College Dist Gen. Oblig. Series 2019 A, 5% 8/1/2044	145,000	150,661
Peralta Calif Cmnty College Dist Gen. Oblig. 5.25% 8/1/2042	180,000	195,899
Pleasanton CA Uni Sch Dist Series 2019, 3% 8/1/2042	30,000	24,152
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2019 B 1, 4% 8/1/2036	25,000	25,647
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2020 C 1, 4% 8/1/2034	25,000	26,080
San Francisco CA City & Cnty Ctfs Partn (San Francisco CA City & Cnty Proj.) Series 2019 A, 4% 4/1/2036	45,000	45,389
San Francisco CA City & Cnty Gen. Oblig. Series 2021 D1, 4% 6/15/2036	50,000	51,241
State of California Gen. Oblig. 3.5% 9/1/2031	150,000	150,059
State of California Gen. Oblig. 5% 11/1/2034	20,000	21,226
State of California Gen. Oblig. 5% 4/1/2033	50,000	53,831
Vista CA Uni Sch Dist Series 2022B, 5.25% 8/1/2048 (Build America Mutual Assurance Co Insured)	200,000	212,262
Washington Twp CA Health Care Dist Gen. Oblig. Series 2015B, 3.75% 8/1/2040	495,000	462,851
		9,787,094
Health Care - 0.3%
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series B, 4% 8/15/2035	60,000	60,297
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series B, 5% 8/15/2031	115,000	117,162
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2024A, 5% 12/1/2043	50,000	52,151
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 B, 5% tender 10/1/2039 (b)	120,000	124,890
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024A, 5% 11/15/2044	665,000	707,413
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2036	140,000	145,030
California Statewide Community Development Authority Rev (Emanate Health Proj.) Series 2020 A, 3% 4/1/2050	195,000	137,311
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 5% 5/15/2037	95,000	105,070
		1,449,324
Lease Revenue - 0.0%
Los Angeles County Facilities 2 Inc Series 2024 A, 5.25% 6/1/2049	160,000	171,506
Other - 0.3%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2024 T, 4.1% 7/1/2040	1,555,000	1,518,281
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2021 B, 4% 5/1/2046	135,000	123,804
Citrus Calif Cmnty College Dist Gen. Oblig. 5% 8/1/2046	60,000	63,965
Fremont Calif Uni Sch Dist Alameda Cnty Series A, 4% 8/1/2045	140,000	136,486
Los Angeles CA Dept Arpts Rev Series 2025E, 5% 5/15/2044	30,000	32,345
		1,874,881
Special Tax - 0.1%
Anaheim Calif Redev Agy Successor Agy Tax Allocation 5% 2/1/2029	25,000	26,414
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2020 A, 4% 6/1/2036	35,000	36,255
San Francisco CA BART Dist Tax Series 2019 A, 4% 7/1/2035	90,000	90,832
San Francisco Calif City & Cnty Cmnty Facs Dist No 2014-1 Spl Tax 5% 9/1/2047	50,000	51,870
San Francisco Calif City & Cnty Redev Agy Successor Agy Cmnty Facs Dist Spl Tax Series 2023, 5.25% 8/1/2042 (Assured Guaranty Inc Insured), (Federal Agricultural Mortgage Corp Insured)	200,000	218,066
		423,437
Tobacco Bonds - 0.0%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2032	85,000	90,042
Transportation - 1.5%
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2036 (d)	35,000	38,160
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (d)	800,000	830,095
Los Angeles CA Dept Arpts Rev 5% 5/15/2029 (d)	500,000	537,909
Los Angeles CA Dept Arpts Rev 5% 5/15/2031 (d)	390,000	431,518
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2029 (d)	215,000	226,125
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2027 (d)	45,000	46,692
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2034 (d)	175,000	183,836
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2045	95,000	99,361
Los Angeles CA Dept Arpts Rev Series 2022A, 5% 5/15/2031 (d)	70,000	77,452
Los Angeles CA Dept Arpts Rev Series 2022A, 5% 5/15/2034 (d)	130,000	143,026
Los Angeles CA Dept Arpts Rev Series A, 5% 5/15/2047 (d)	120,000	120,250
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023 A, 5% 7/1/2048	95,000	99,674
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2050 (d)	500,000	523,172
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2027 (d)	750,000	768,223
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (d)	250,000	258,578
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018G, 5% 5/1/2027 (d)	795,000	822,029
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5% 5/1/2031 (d)	400,000	440,251
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2039 (d)	145,000	159,060
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2041 (d)	40,000	43,090
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2027 (d)	445,000	460,270
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5% 5/1/2032 (d)	155,000	171,463
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2042 (d)	60,000	63,520
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2037 (d)	65,000	67,196
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (d)	1,050,000	1,086,030
		7,696,980
Water & Sewer - 0.1%
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 4% 10/1/2037	80,000	83,351
City of Los Angeles CA Wastewater System Revenue Series 2017 B, 5% 6/1/2039	50,000	51,232
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020A, 5% 7/1/2040	40,000	41,312
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2037	115,000	123,957
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 C, 5% 7/1/2037	75,000	81,255
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 C, 5% 7/1/2043	25,000	26,095
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2038	85,000	93,334
Sacramento Cnty CA Santn Dist Series 2020 A, 5% 12/1/2041	40,000	42,549
San Francisco CA Pub Util Comm Wstwtr Rev Series 2024C, 5% 10/1/2042	100,000	109,149
San Francisco CA Pub Util Comm Wstwtr Rev Series 2024C, 5% 10/1/2044	50,000	53,583
		705,817
TOTAL CALIFORNIA		27,349,398
Colorado - 2.6%
Education - 0.3%
CO St Board Governors Univ Enterprise Sys Rev Series A, 4% 3/1/2044	250,000	233,440
University Colo Enterprise Sys 3.25% 6/1/2037	135,000	130,044
University Colo Enterprise Sys Series 2025 C 1, 5.25% 6/1/2055 (c)	1,000,000	1,063,289
		1,426,773
Electric Utilities - 0.1%
Colorado Springs Colo Utils Series 2021 B, 4% 11/15/2039	30,000	30,251
Colorado Springs Colo Utils Series 2023 B, 5% 11/15/2041	90,000	97,530
Colorado Springs Colo Utils Series 2023A, 5.25% 11/15/2048	200,000	212,725
Fort Collins Colo Elec Util Enterprise Rev Series 2018A, 5% 12/1/2036	25,000	26,033
Fort Collins Colo Elec Util Enterprise Rev Series 2018A, 5% 12/1/2039	20,000	20,675
Fort Collins Colo Elec Util Enterprise Rev Series 2018A, 5% 12/1/2040	85,000	87,655
		474,869
General Obligations - 0.4%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	200,000	201,782
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) Series 2017 K, 5% 3/15/2027	40,000	41,490
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) Series 2021 S, 4% 3/15/2046	200,000	186,528
County of Pueblo CO Series 2022A, 5% 7/1/2049	100,000	102,881
Denver CO Cty & Cnty Sch Dis 1 Series 2021, 5% 12/1/2038	35,000	37,628
Douglas Cnty CO Sch Dist Series 2019, 5% 12/15/2038	45,000	46,999
El Paso Cnty Colo Sch Dist No 2 Harrison Series 2021, 5% 12/1/2039	50,000	53,582
El Paso Cnty Colo Sch Dist No 2 Harrison Series 2021, 5% 12/1/2041	230,000	243,504
Larimer Weld & Boulder Cntys CO Sch Dist #R2j Thompson Series 2019, 5% 12/15/2033	90,000	95,728
Larimer Weld & Boulder Cntys CO Sch Dist #R2j Thompson Series 2019, 5% 12/15/2038	35,000	36,544
Weld Cnty CO Sch Dist No 6 Greely Series 2020, 5% 12/1/2038	175,000	184,978
Weld Cnty CO Sch Dist No 6 Greely Series 2020, 5% 12/1/2040	200,000	209,882
Weld Cnty Colo Sch Dist No Re-007 5% 12/1/2037	310,000	350,894
Weld County School District No RE-4 5% 12/1/2041	265,000	284,807
Weld County School District No RE-4 5.25% 12/1/2047	170,000	180,748
		2,257,975
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 4% 11/15/2043	220,000	200,706
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 5% 11/15/2037	150,000	161,606
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 5% 11/15/2038	120,000	128,229
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 5% 11/15/2040	80,000	84,486
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2041	425,000	439,804
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2028	160,000	169,373
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2033	105,000	111,150
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2034	20,000	21,067
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2035	350,000	366,807
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	100,000	100,857
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 5% 1/1/2032	95,000	103,529
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2052	25,000	25,563
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	75,000	79,485
Colorado Health Facilities Authority (Intermountain Health Care Inc Proj.) Series 2024A, 5% 5/15/2037	70,000	76,157
Colorado Health Facilities Authority (Intermountain Health Care Inc Proj.) Series 2024A, 5% 5/15/2044	50,000	51,789
Colorado Health Facilities Authority (Sanford Health, SD Proj.) Series 2019A, 5% 11/1/2034	95,000	100,467
		2,221,075
Housing - 0.0%
Colorado Hsg & Fin Auth (CO Single Family Mortgage Proj.) Series 2025 I, 3.9% 11/1/2027 (d)	130,000	131,015
Colorado Hsg Fin Auth Series 2018C, 4.25% 11/1/2048	130,000	131,041
		262,056
Lease Revenue - 0.1%
Adams Cnty Colo Ctfs Partn Series 2024, 5.25% 12/1/2049	625,000	662,570
Other - 0.0%
Larimer Weld & Boulder Cntys CO Sch Dist #R2j Thompson Series 2019, 5% 12/15/2031	55,000	58,903
Special Tax - 0.1%
Denver Colo City & Cnty Dedicated Tax Rev Series 2016 A, 4% 8/1/2046	235,000	213,793
Denver Colo City & Cnty Dedicated Tax Rev Series 2021 A, 4% 8/1/2051	130,000	117,227
		331,020
Transportation - 0.7%
Denver CO City & Cnty Arpt 5.25% 11/15/2047	75,000	78,806
Denver CO City & Cnty Arpt 5.75% 11/15/2039 (d)	1,050,000	1,162,676
Denver CO City & Cnty Arpt 5.75% 11/15/2040 (d)	315,000	346,770
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2048 (d)	2,000,000	2,006,988
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2041 (d)	115,000	119,569
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2038 (d)	70,000	77,014
Denver CO City & Cnty Arpt Series 2022B, 5% 11/15/2047	55,000	56,789
Denver CO City & Cnty Arpt Series 2023B, 5% 11/15/2028 (d)	25,000	26,593
		3,875,205
Water & Sewer - 0.5%
Denver CO City & Cnty Brd Wtr Series 2022 A, 5% 12/15/2047	1,500,000	1,567,339
Denver CO City & Cnty Brd Wtr Series 2022 A, 5% 12/15/2052	1,000,000	1,037,354
Denver CO City & Cnty Brd Wtr Series 2024A, 5% 9/15/2037	40,000	45,169
		2,649,862
TOTAL COLORADO		14,220,308
Connecticut - 0.4%
Education - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	1,550,000	1,552,775
General Obligations - 0.1%
Connecticut St Gen. Oblig. Series 2018 C, 5% 6/15/2033	50,000	52,777
Connecticut St Gen. Oblig. Series 2020 A, 5% 1/15/2031	600,000	660,234
University Connecticut (Connecticut St Proj.) Series 2020A, 5% 2/15/2038	45,000	47,921
		760,932
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series 2021D, 5% 11/1/2041	35,000	37,147
TOTAL CONNECTICUT		2,350,854
Delaware - 0.1%
Housing - 0.1%
Delaware State Hsg Auth Rev Series 2024 C, 4.45% 7/1/2044	325,000	321,824
Delaware State Hsg Auth Rev Series 2024 C, 4.6% 7/1/2049	500,000	489,471
		811,295
TOTAL DELAWARE		811,295
District Of Columbia - 2.3%
Education - 0.0%
District Columbia Rev Series 2017 A, 5% 7/1/2042	30,000	30,101
District Columbia Univ Rev Series 2017, 5% 4/1/2034	130,000	133,561
		163,662
General Obligations - 0.7%
District Columbia Gen. Oblig. Series 2016 A, 5% 6/1/2033	40,000	40,423
District Columbia Gen. Oblig. Series 2017 A, 5% 6/1/2034	305,000	315,303
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2029	90,000	93,828
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2038	135,000	144,552
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2046	585,000	602,417
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2037	395,000	436,928
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2038	125,000	136,990
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2045	80,000	83,816
District Columbia Gen. Oblig. Series 2023A, 5.25% 1/1/2048	295,000	311,154
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2037	60,000	67,505
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2038	90,000	100,095
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2044	320,000	339,913
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2049	740,000	771,634
District Columbia Gen. Oblig. Series D, 5% 6/1/2032	45,000	45,908
District Columbia Gen. Oblig. Series E, 5% 6/1/2027	75,000	77,175
District Columbia Gen. Oblig. Series E, 5% 6/1/2031	30,000	30,661
		3,598,302
Health Care - 0.1%
District Columbia Hosp Rev (Childrens National Med Ctr, DC Proj.) Series 2015, 5% 7/15/2034	70,000	70,347
District Columbia Hosp Rev Series 2015, 5% 7/15/2035	225,000	226,028
		296,375
Special Tax - 0.8%
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2032	60,000	65,172
District Columbia Income Tax Rev Series 2019A, 5% 3/1/2036	95,000	101,428
District Columbia Income Tax Rev Series 2019A, 5% 3/1/2044	180,000	185,293
District Columbia Income Tax Rev Series 2020 C, 5% 5/1/2031	120,000	132,847
District Columbia Income Tax Rev Series 2020 C, 5% 5/1/2035	90,000	97,585
District Columbia Income Tax Rev Series 2020 C, 5% 5/1/2036	45,000	48,480
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2038	90,000	97,543
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2040	220,000	234,827
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2041	135,000	142,960
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2038	80,000	87,893
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2040	410,000	442,802
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2041	355,000	379,890
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2043	400,000	422,601
District Columbia Income Tax Rev Series 2025 A, 5% 6/1/2050	100,000	104,402
District Columbia Income Tax Rev Series 2025 A, 5.25% 6/1/2050	240,000	255,433
Washington DC Met Area Tran Auth Rev Series A 1, 5% 7/1/2030	70,000	72,906
Washington DC Met Area Tran Auth Rev Series A 1, 5% 7/1/2031	275,000	286,060
Washington DC Met Area Tran Auth Rev Series A 2, 5% 7/1/2032	75,000	77,808
Washington Metropolitan Area Transit Authority 5% 7/15/2034	60,000	65,217
Washington Metropolitan Area Transit Authority 5% 7/15/2038	325,000	357,143
Washington Metropolitan Area Transit Authority 5% 7/15/2040	210,000	226,987
Washington Metropolitan Area Transit Authority 5% 7/15/2041	120,000	128,793
Washington Metropolitan Area Transit Authority 5% 7/15/2042	265,000	282,630
Washington Metropolitan Area Transit Authority 5.25% 7/15/2053	200,000	208,749
		4,505,449
Transportation - 0.6%
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (d)	110,000	114,767
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2029 (d)	150,000	161,890
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2036 (d)	30,000	31,188
Metropolitan Wash DC Arpts Ath Series 2020 A, 5% 10/1/2030 (d)	20,000	21,931
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2032 (d)	70,000	76,673
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2046 (d)	100,000	101,397
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2028 (d)	775,000	824,225
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2029 (d)	225,000	242,835
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (d)	300,000	319,055
Metropolitan Wash DC Arpts Ath Series 2023 A, 5.25% 10/1/2048 (d)	200,000	207,254
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2029 (d)	500,000	539,634
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2038 (d)	180,000	191,808
Metropolitan Wash DC Arpts Ath Series 2024A, 5.25% 10/1/2046 (d)	475,000	493,863
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Inc Insured)	50,000	34,899
		3,361,419
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2016 A, 5% 10/1/2030	480,000	485,312
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022B, 5% 10/1/2039	35,000	37,670
		522,982
TOTAL DISTRICT OF COLUMBIA		12,448,189
District Of Columbia,Maryland,Virginia - 0.2%
Special Tax - 0.2%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2031	190,000	197,641
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2032	40,000	41,497
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2032	65,000	67,434
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2035	120,000	123,721
Washington Metropolitan Area Transit Authority 5% 7/15/2037	155,000	165,828
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	235,000	241,676
		837,797
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		837,797
Florida - 6.1%
Education - 0.2%
Florida Higher Edl Facs Fing Auth Rev (Nova Southeastern University Proj.) Series 2016, 5% 4/1/2033	25,000	25,235
Florida Higher Edl Facs Fing Auth Rev Series 2020 A, 4% 12/1/2050	500,000	423,498
Florida St Brd Governors Fla St Univ Athletics Assn Rev Series 2024A, 5% 10/1/2042	95,000	100,946
Florida St Brd Governors Fla St Univ Athletics Assn Rev Series 2024A, 5% 10/1/2043	15,000	15,838
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2018 A, 5% 4/1/2048	330,000	332,289
Tampa FL Rev (University of Tampa Proj.) Series 2015, 5% 4/1/2045	280,000	280,077
Usf Fing Corp Fla Ctfs Partn Series 2012A, 3.75% 7/1/2035	240,000	240,047
		1,417,930
Electric Utilities - 0.2%
Jacksonville FL Elec Auth Sys Rev Series 2024 A, 5% 10/1/2037	250,000	280,616
Orange Cnty FL Wtr & Wastewtr Series 2020, 5% 10/1/2037	30,000	32,383
Orlando Fla Utils Commn Util Sys Rev Series 2018 A, 5% 10/1/2037	100,000	103,254
Putnam Cnty Fla Dev Auth Pcr (Seminole Electric Coop Inc Proj.) Series 2018 A, 5% 3/15/2042	535,000	543,592
		959,845
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2046 (Pre-refunded to 10/1/2026 at 100) (d)	100,000	102,028
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (Escrowed to Maturity) (d)	55,000	56,115
		158,143
General Obligations - 1.2%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2028	200,000	203,106
Broward County FL School District Series 2019, 5% 7/1/2038	70,000	72,694
Broward County FL School District Series 2019, 5% 7/1/2039	40,000	41,368
Broward County FL School District Series 2019, 5% 7/1/2040	20,000	20,620
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2015 F, 3.25% 6/1/2035	85,000	83,226
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2016 B, 4% 6/1/2033	31,000	31,192
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2016 E, 4% 6/1/2032	75,000	75,502
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2020 A, 5% 6/1/2031	145,000	161,483
Florida St Dept Mgmt Svcs Ctfs Partn (Florida St Proj.) Series 2021 A, 4% 11/1/2034	110,000	114,258
Florida St Dept Transn Fing Corp Rev (Florida St Proj.) Series 2020, 3% 7/1/2033	225,000	218,988
Florida St Gen. Oblig. Series 2017A, 4% 7/1/2032	75,000	76,675
Florida St Gen. Oblig. Series 2019 A, 5% 7/1/2031	1,000,000	1,066,454
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2031	50,000	56,545
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2031	105,000	114,358
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2033	250,000	268,909
Manatee Cnty Fla Rev Series 2022, 5% 10/1/2031	85,000	96,784
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty Fla Proj.) Series 2022A, 5% 4/1/2052	100,000	102,561
Miami-Dade Cnty FL Spl Oblig Series 2023 A, 5% 4/1/2048	315,000	325,291
Miami-Dade Cnty Fla Gen. Oblig. 5% 7/1/2032	145,000	159,698
Miami-Dade Cnty Fla Gen. Oblig. Series 2018A, 5% 7/1/2041	75,000	77,606
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series 2021 B 1, 4% 10/1/2046 (d)	120,000	105,023
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2040	75,000	75,023
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2043	515,000	493,863
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2022B, 5.25% 8/1/2040	125,000	135,694
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2027	60,000	62,753
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2042 (Assured Guaranty Inc Insured)	45,000	47,111
Putnam Cnty Fla Sch Dist Series 2025, 5% 7/1/2054 (Assured Guaranty Inc Insured)	1,065,000	1,109,377
South Fla Wtr Mgmt Dist Ctfs Partn Series 2015, 5% 10/1/2034	600,000	604,316
St Johns Cnty FL Sch Brd Ctfs Partn (St Johns Cnty FL Sch Dist Proj.) Series 2024 A, 5% 7/1/2043 (Assured Guaranty Inc Insured)	25,000	26,312
St Johns Cnty FL Sch Brd Ctfs Partn (St Johns Cnty FL Sch Dist Proj.) Series 2024 A, 5% 7/1/2044 (Assured Guaranty Inc Insured)	400,000	418,973
		6,445,763
Health Care - 1.1%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) Series A, 4% 12/1/2044	140,000	127,693
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) Series A, 5% 12/1/2044	1,000,000	1,000,142
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2022 A, 5% 4/1/2042	25,000	25,560
Brevard Cnty FL Health Fac 5% 4/1/2029	200,000	215,143
Brevard Cnty FL Health Fac Series 2022 A, 5% 4/1/2047	305,000	305,846
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2040	50,000	51,845
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 4% 11/15/2036	325,000	325,989
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 4% 11/15/2037	120,000	119,811
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2042	70,000	71,974
Halifax Hosp Med Ctr FL Hosp Series 2016, 5% 6/1/2036	350,000	351,540
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 4.125% 11/15/2051	240,000	217,905
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5.25% 11/15/2049	65,000	68,653
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2041	300,000	317,614
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2029	130,000	132,530
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) Series 2019 A 1, 4% 4/1/2037	125,000	122,612
Lee County Industrial Development Authority/FL Series 2019 A 1, 4% 4/1/2049	95,000	83,043
Martin Cnty Fla Health Facs (Cleveland Clinic Foundation/The Proj.) Series 2019A, 4% 1/1/2046	385,000	349,294
Miami-Dade Cty FL Hlth Hsp Rev (Nicklaus Childrens Hospital,Fl Proj.) Series 2021 A, 4% 8/1/2051	215,000	186,445
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2027	60,000	61,346
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2042	40,000	40,199
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2048	355,000	352,039
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2042	130,000	135,908
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016A, 5% 10/1/2033	30,000	30,559
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2025A, 5.25% 10/1/2056	365,000	379,407
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 3% 8/15/2044	695,000	534,320
South Broward Hosp Dist FL Rev (South Broward Hosp Dist FL Rev Proj.) Series 2021 A, 3% 5/1/2046	585,000	440,500
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2030	50,000	51,980
		6,099,897
Housing - 0.3%
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 5.05% 1/1/2056 (c)	1,500,000	1,508,521
Lease Revenue - 0.0%
Marion Cnty FL Sch Brd Ctfs Partn Series 2024, 5% 6/1/2038 (Assured Guaranty Inc Insured)	40,000	43,611
Other - 0.1%
Miami-Dade Cnty FL Edl Fac Rev Series 2024 A, 5.25% 4/1/2047	35,000	36,752
Miami-Dade Cnty FL Spl Oblig Series 2024A, 5% 4/1/2039	40,000	43,168
Miami-Dade Cnty FL Spl Oblig Series 2024A, 5% 4/1/2046	215,000	224,271
Orange Cnty FL Health Facs Auth Rev Series 2024, 5% 8/1/2047	115,000	112,035
		416,226
Special Tax - 0.4%
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2037	45,000	47,370
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2035	30,000	30,994
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2038	100,000	101,089
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2039	135,000	135,409
County of Pasco FL Series 2023 A, 5.5% 9/1/2037 (Assured Guaranty Inc Insured)	50,000	55,743
Lee Cnty-Tallahassee City Flablueprint Intergovernmental Agy Sales Tax Rev Series 2024, 5% 10/1/2038	90,000	98,116
Miami FL Spl Oblig Series 2023A, 5% 3/1/2042	920,000	980,362
Miami FL Spl Oblig Series 2023A, 5% 3/1/2043	150,000	158,951
Miami-Dade Cnty FL Spl Oblig Series 2023 A, 5% 4/1/2042	260,000	272,931
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2017, 4% 7/1/2032	95,000	95,764
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2018, 4% 7/1/2048	60,000	55,324
Polk Cnty FL Sch Dist Sales Tax Rev Series 2019, 5% 10/1/2031	75,000	81,477
Polk Cnty FL Sch Dist Sales Tax Rev Series 2019, 5% 10/1/2032	145,000	156,756
Polk Cnty FL Sch Dist Sales Tax Rev Series 2019, 5% 10/1/2033	45,000	48,386
Tampa FL Tax Alloc 0% 9/1/2042 (e)	150,000	65,400
		2,384,072
Transportation - 1.4%
Broward Cnty FL Arpt Sys Rev Series 2019 A, 4% 10/1/2044 (d)	325,000	293,497
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2027 (d)	55,000	57,329
Broward Cnty FL Port Everglades Series 2022, 5.25% 9/1/2047 (d)	500,000	509,487
Florida St Dept Transn Fed Hwy Reimbursement Rev Series 2021 A, 5% 7/1/2026	50,000	50,889
Florida St Dept Transn Tpk Rev Series 2024 C, 5% 7/1/2042	45,000	48,493
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (d)	60,000	62,600
Greater Orlando Aviation Auth Series 2019 A, 4% 10/1/2044 (d)	270,000	245,401
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2026 (d)	130,000	132,768
Greater Orlando Aviation Auth Series 2022 A, 5% 10/1/2046 (d)	30,000	30,419
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2037 (d)	40,000	43,334
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5.25% 10/1/2040 (d)	220,000	238,506
Lee Cnty FL Airport 5% 10/1/2037 (d)	445,000	468,452
Lee Cnty FL Airport 5% 10/1/2039 (d)	100,000	103,944
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2036	380,000	383,933
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2040 (d)	60,000	60,589
Miami-Dade Cnty Fla Aviat Rev Series 2019A, 5% 10/1/2049 (d)	125,000	125,262
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2029 (d)	1,000,000	1,077,309
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2030 (d)	700,000	765,914
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2027	45,000	46,024
Miami-Dade Cnty Fla Seaport Rev 5% 10/1/2027 (d)	195,000	202,332
Miami-Dade Cnty Fla Seaport Rev 5.25% 10/1/2052 (d)	1,115,000	1,128,907
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 A, 4% 7/1/2031	35,000	35,249
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 4% 7/1/2037	1,115,000	1,115,295
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2019 B, 5% 7/1/2037	50,000	52,504
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2019 B, 5% 7/1/2038	55,000	57,538
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	65,000	65,697
		7,401,672
Water & Sewer - 1.2%
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2042	30,000	31,967
JEA FL Wtr & Swr Sys Rev Series 2024A, 5.5% 10/1/2054	880,000	946,696
Miami Beach Fla Stormwater Rev Series 2017, 4% 9/1/2030	1,030,000	1,055,066
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 4% 10/1/2037	485,000	477,937
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 4% 10/1/2038	35,000	35,405
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 4% 10/1/2046	500,000	463,849
Orange Cnty FL Wtr & Wastewtr Series 2025, 4% 10/1/2040	1,500,000	1,519,265
Tampa Bay Water Series 2022A, 5.25% 10/1/2057	1,500,000	1,574,488
Tampa Bay Water Series 2024 B, 5% 10/1/2041	170,000	184,393
		6,289,066
TOTAL FLORIDA		33,124,746
Georgia - 3.0%
Education - 0.0%
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2037	80,000	80,456
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2034	20,000	21,879
		102,335
Electric Utilities - 0.1%
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	20,000	21,288
Georgia Mun Elec Auth Pwr Rev Series 2021 A, 5% 1/1/2034	20,000	22,074
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2043 (Macquarie Group Ltd Guaranteed)	450,000	455,837
		499,199
General Obligations - 2.2%
Gwinnett Cnty GA Sch Dist Series 2025, 5% 2/1/2032	600,000	687,382
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	2,050,000	2,100,057
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	25,000	25,525
Main Street Natural Gas Inc 5% tender 12/1/2053 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	610,000	657,283
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (b)	250,000	272,219
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	2,095,000	2,231,976
Main Street Natural Gas Inc Series 2019 C, 4% tender 3/1/2050 (Citigroup Inc Guaranteed) (b)	475,000	478,944
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	200,000	205,149
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	160,000	169,520
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	1,500,000	1,609,161
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	2,000,000	2,142,636
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	370,000	400,493
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	255,000	276,015
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (b)	240,000	262,370
		11,518,730
Health Care - 0.3%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2049	200,000	178,816
Clarke Cnty GA Hosp Auth Ctfs (Piedmont Hosp Og Proj.) Series 2016 A, 5% 7/1/2031	105,000	106,624
Cobb Cnty GA Kennestone Hosp Series 2023A, 5% 4/1/2042	20,000	20,939
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	40,000	40,218
Dalton Whitfield County Joint Development Authority Series 2017, 4% 8/15/2041	425,000	405,022
Dalton Whitfield County Joint Development Authority Series 2024 B, 5% 8/15/2028	110,000	117,124
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 4% 7/1/2038	20,000	19,904
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 4% 2/15/2045	390,000	355,071
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 4% 4/1/2042	100,000	93,313
Lagrange-Troup Cnty GA Hosp Rev 4% 4/1/2042	205,000	191,292
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2042	145,000	150,644
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2043	25,000	25,799
Richmond Cnty GA Hosp Auth Rev Anticipation Ctfs (Piedmont Hosp Og Proj.) Series 2016, 5% 1/1/2029	170,000	172,809
		1,877,575
Housing - 0.1%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2025E, 6.5% 12/1/2055	400,000	455,772
Special Tax - 0.2%
Metro Atlanta Rapid Tran Sales 5% 7/1/2046	130,000	137,876
Metro Atlanta Rapid Tran Sales Series 2024 A, 5% 7/1/2037	775,000	874,078
		1,011,954
Transportation - 0.1%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5.25% 7/1/2042 (d)	30,000	31,838
Atlanta GA Arpt Rev Series 2021 B, 5% 7/1/2037	45,000	48,583
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2036 (d)	50,000	53,103
Atlanta GA Arpt Rev Series 2024 A 1, 5% 7/1/2043	45,000	47,818
Atlanta GA Arpt Rev Series 2024 A 1, 5% 7/1/2049	295,000	307,903
		489,245
Water & Sewer - 0.0%
County of Paulding GA Water & Sewerage Revenue Series 2016, 3% 12/1/2048	100,000	73,332
Dekalb Cnty GA Wtr & Swr Rev 5% 10/1/2038	40,000	43,581
Dekalb Cnty GA Wtr & Swr Rev 5% 10/1/2052	100,000	103,058
Fulton Cnty GA Wtr & Sew Rev Series 2020 A, 3% 1/1/2036	25,000	23,585
		243,556
TOTAL GEORGIA		16,198,366
Hawaii - 1.2%
General Obligations - 0.5%
Hawaii St Gen. Oblig. 5% 1/1/2031	1,500,000	1,618,826
Hawaii St Gen. Oblig. 5% 1/1/2033	35,000	37,514
Honolulu HI City & Cnty Gen. Oblig. 5% 9/1/2032	90,000	93,321
Honolulu HI City & Cnty Gen. Oblig. Series 2018 A, 5% 9/1/2032	110,000	117,236
Honolulu HI City & Cnty Gen. Oblig. Series 2019C, 5% 8/1/2042	75,000	77,609
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2039	25,000	24,825
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 5% 7/1/2035	40,000	43,567
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2046	220,000	237,316
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2047	160,000	172,028
Honolulu HI City & Cnty Gen. Oblig. Series A, 4% 10/1/2034	60,000	60,059
Honolulu HI City & Cnty Gen. Oblig. Series C, 4% 10/1/2031	55,000	55,659
Honolulu HI City & Cnty Gen. Oblig. Series C, 4% 10/1/2032	60,000	60,059
		2,598,019
Health Care - 0.0%
Hawaii Dpt Bg & Fin Spl Pur Rev Series 2023C, 5% 7/1/2039	140,000	150,852
Other - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2024A, 5.25% 7/1/2054	400,000	423,631
Maui Cnty Hawai Gen. Oblig. Series 2025, 5% 9/1/2031	310,000	352,228
		775,859
Special Tax - 0.0%
Hawaii St Hwy Rev Series 2021, 5% 1/1/2037	20,000	21,737
Hawaii St Hwy Rev Series 2021, 5% 1/1/2039	105,000	112,068
Hawaii St Hwy Rev Series 2021, 5% 1/1/2040	105,000	111,154
		244,959
Transportation - 0.2%
Hawaii St Arpts Sys Rev 5% 7/1/2049	70,000	73,570
Hawaii St Arpts Sys Rev 5.5% 7/1/2054 (d)	100,000	106,552
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2028 (d)	20,000	21,179
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2038 (d)	100,000	105,872
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2033 (d)	50,000	50,917
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (d)	300,000	300,827
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2032	55,000	57,545
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2039	150,000	150,209
		866,671
Water & Sewer - 0.4%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2018 A, 4% 7/1/2038	255,000	255,478
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2019 B, 5% 7/1/2036	50,000	53,360
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2019 B, 5% 7/1/2040	30,000	31,330
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2036	1,000,000	1,154,255
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038	300,000	339,007
		1,833,430
TOTAL HAWAII		6,469,790
Idaho - 0.2%
Health Care - 0.0%
Idaho Health Facs Auth Rev 5% 3/1/2036	225,000	252,529
Housing - 0.0%
Idaho Housing & Finance Association (ID Single Family Hsg 7/1/19 Proj.) Series 2025C, 3.45% 7/1/2030	245,000	248,158
Special Tax - 0.2%
Idaho Housing & Finance Association Series 2022 A, 5% 8/15/2037	80,000	88,312
Idaho Housing & Finance Association Series 2022 A, 5% 8/15/2041	60,000	64,203
Idaho Housing & Finance Association Series 2023A, 5% 8/15/2042	120,000	127,554
Idaho Housing & Finance Association Series 2024A, 5% 8/15/2042	110,000	117,997
Idaho Housing & Finance Association Series 2024A, 5% 8/15/2043	135,000	143,854
		541,920
TOTAL IDAHO		1,042,607
Illinois - 6.2%
Education - 0.2%
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2031	25,000	25,140
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2033	45,000	45,802
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5.25% 5/15/2054	135,000	140,102
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2044	350,000	371,443
University of Illinois (University of Illinois Proj.) Series 2024A, 5% 4/1/2037	135,000	149,970
University of Illinois (University of Illinois Proj.) Series 2024A, 5% 4/1/2039	150,000	163,601
University of Illinois Series 2021 A, 5% 4/1/2027	45,000	46,561
		942,619
Electric Utilities - 0.0%
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 5% 12/1/2029	260,000	265,601
Escrowed/Pre-Refunded - 0.0%
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	10,000	10,343
General Obligations - 1.8%
Chicago IL Gen. Oblig. 5.25% 1/1/2045	150,000	147,610
Chicago IL Gen. Oblig. Series 2015 C, 5% 1/1/2035	130,000	130,158
Chicago IL Gen. Oblig. Series 2017, 6% 1/1/2038	120,000	122,329
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2039	50,000	50,142
Chicago IL Met Water Recl Dist Gen. Oblig. Series A, 5% 12/1/2029	1,165,000	1,193,202
Chicago IL Met Water Recl Dist Gen. Oblig. Series A, 5% 12/1/2030	100,000	102,235
Chicago IL Met Water Recl Dist Gen. Oblig. Series A, 5% 12/1/2031	570,000	581,753
Cook Kane Lake & McHenry Counties IL Cmnty College Dist Gen. Oblig. Series 2017B, 5% 12/1/2026	75,000	77,061
Cook Kane Lake & McHenry Counties IL Cmnty College Dist Gen. Oblig. Series 2020, 4% 12/15/2031	150,000	155,055
Illinois Fin Auth Rev (Cook Ill High Sch Dist No 207maine Twp Proj.) Series 2019, 4% 12/1/2034	800,000	817,869
Illinois Fin Auth Rev (Cook Ill High Sch Dist No 207maine Twp Proj.) Series 2019, 4% 12/1/2037	20,000	20,099
Illinois St Gen. Oblig. 5% 2/1/2027	40,000	41,220
Illinois St Gen. Oblig. 5% 3/1/2027	135,000	139,372
Illinois St Gen. Oblig. Series 2016, 4% 1/1/2037 (Assured Guaranty Inc Insured)	100,000	99,990
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2026	100,000	102,674
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	110,000	112,701
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2032	25,000	26,329
Illinois St Gen. Oblig. Series 2018A, 5% 5/1/2034	240,000	249,607
Illinois St Gen. Oblig. Series 2018A, 5% 5/1/2035	30,000	31,089
Illinois St Gen. Oblig. Series 2018A, 6% 5/1/2027	140,000	147,211
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2032	20,000	21,063
Illinois St Gen. Oblig. Series 2019 A, 5% 11/1/2027	40,000	41,883
Illinois St Gen. Oblig. Series 2019 B, 5% 11/1/2031	85,000	91,611
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2027	170,000	175,506
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2031	145,000	160,375
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2038	750,000	807,013
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2026	70,000	71,872
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2039	115,000	108,605
Illinois St Gen. Oblig. Series JUNE 2022 B, 5% 3/1/2028	55,000	57,974
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	120,000	123,886
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	50,000	54,148
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	1,255,000	1,332,020
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2028	70,000	74,025
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	330,000	355,195
Illinois St Gen. Oblig. Series MAY 2023 B, 5.5% 5/1/2047	625,000	654,128
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2036	615,000	663,425
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	325,000	340,047
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2030	45,000	45,986
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2027	50,000	52,267
		9,578,735
Health Care - 0.8%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	450,000	462,366
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2031	105,000	105,374
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2040	245,000	231,159
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) Series 2017A, 4% 7/15/2037	30,000	30,042
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	250,000	262,401
Illinois Fin Auth Rev (Southern Ill Hlthcare Ent Inc Proj.) Series A, 4.25% 3/1/2047	125,000	115,029
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 5% 8/15/2035	170,000	173,882
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2033	75,000	76,926
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	95,000	96,887
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2041	890,000	900,038
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 5% 8/15/2032	130,000	144,391
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 5% 8/15/2035	300,000	325,350
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 5% 8/15/2036	255,000	274,797
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 4% 8/15/2041	40,000	37,014
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2027	50,000	52,178
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2030	90,000	100,010
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2047	270,000	275,075
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2051	350,000	354,849
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	110,000	112,147
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2052	355,000	359,135
		4,489,050
Housing - 0.0%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	55,000	49,924
Illinois Housing Development Authority Series 2023 A, 4.5% 10/1/2038	45,000	45,973
Illinois Housing Development Authority Series 2023 K, 5.25% 10/1/2043	60,000	62,177
		158,074
Other - 0.4%
Chicago IL Gen. Oblig. 5% 1/1/2043	450,000	436,057
Cook Cnty IL Cmnty Coll Dist Gen. Oblig. Series 2024, 5% 12/1/2031	280,000	310,003
Illinois Finance Authority Rev 5% 8/15/2032	125,000	138,551
Illinois Finance Authority Rev 5% 8/15/2039	245,000	264,025
Illinois St Gen. Oblig. Series 2024C, 4% 10/1/2041	160,000	147,450
Illinois St Gen. Oblig. Series OCTOBER 2024 B, 5% 10/1/2036	185,000	201,362
Illinois St Gen. Oblig. Series OCTOBER 2024C, 4% 10/1/2040	230,000	214,699
Joliet IL Gen. Oblig. Series 2022, 5.5% 12/15/2044	125,000	133,111
Southwestern IL Dev Auth Rev Series 2023 A, 5.5% 12/1/2035	95,000	106,217
		1,951,475
Special Tax - 1.1%
Chicago IL Board of Education Series 2023, 5.25% 4/1/2033	105,000	115,716
Chicago IL Board of Education Series 2023, 5.25% 4/1/2034	300,000	328,270
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2020 A, 5% 12/1/2045	200,000	203,666
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2042	455,000	474,905
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2043	305,000	316,298
Cook Cnty Ill Sales Tax Rev Series 2017, 4% 11/15/2040	1,000,000	932,891
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5.25% 11/15/2045	150,000	156,706
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2042	100,000	103,723
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2043	65,000	67,070
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2044	45,000	46,183
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2036	200,000	221,734
Illinois St Sales Tax Rev Series FEBRUARY 2024 C, 5% 6/15/2040	70,000	74,745
Illinois St Sales Tax Rev Series FEBRUARY 2024 C, 5% 6/15/2041	300,000	317,553
Illinois St Sales Tax Rev Series MARCH 2025 C, 5% 6/15/2043	40,000	41,845
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2034	95,000	87,900
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 4% 6/15/2030	170,000	170,931
Illinois St Sales Tax Rev Series SEPTEMBER 2016 C, 4% 6/15/2029	110,000	110,543
Illinois St Sales Tax Rev Series SEPTEMBER 2016 C, 4% 6/15/2031	605,000	607,926
Illinois St Sales Tax Rev Series SEPTEMBER 2016 D, 3% 6/15/2034	50,000	46,263
Sales Tax Securitization Corp 5% 1/1/2044	170,000	172,290
Sales Tax Securitization Corp Series 2018C, 5.25% 1/1/2043	55,000	56,214
Sales Tax Securitization Corp Series 2018C, 5.5% 1/1/2036	100,000	106,013
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2038	95,000	104,820
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	100,000	107,428
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2042	450,000	474,697
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2043	135,000	141,631
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2044	80,000	83,392
		5,671,353
Transportation - 1.5%
Chicago IL Midway Arpt Rev Series 2023 C, 5% 1/1/2038 (d)	35,000	36,962
Chicago IL Midway Arpt Rev Series 2023A, 5.75% 1/1/2048 (Build America Mutual Assurance Co Insured) (d)	475,000	505,987
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2036	40,000	40,103
Chicago IL O'Hare Intl Arpt Rev 4% 1/1/2036	60,000	60,415
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 4% 1/1/2044	525,000	484,989
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 4% 1/1/2053 (Assured Guaranty Inc Insured)	415,000	367,377
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	235,000	236,204
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (d)	390,000	357,587
Chicago IL O'Hare Intl Arpt Rev Series 2020A, 4% 1/1/2038	105,000	103,712
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2042 (d)	30,000	30,691
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5.25% 1/1/2045 (Assured Guaranty Inc Insured) (d)	75,000	76,891
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5.25% 1/1/2053 (d)	530,000	538,081
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2035 (Build America Mutual Assurance Co Insured)	335,000	371,849
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2039 (Build America Mutual Assurance Co Insured)	400,000	435,929
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2043 (Build America Mutual Assurance Co Insured)	500,000	527,420
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2048 (d)	300,000	311,418
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2028	285,000	286,622
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2047	500,000	501,818
Chicago IL O'Hare Intl Arpt Rev Series D, 5.25% 1/1/2037	80,000	81,719
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2032	380,000	381,720
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2033	155,000	161,906
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2035	75,000	78,025
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 4% 1/1/2044	25,000	23,349
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2041	75,000	77,423
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2039	105,000	111,700
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	50,000	52,372
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	660,000	680,550
Illinois St Toll Hwy Auth Hwy Rev Series 2021 A, 5% 1/1/2041	45,000	47,088
Illinois St Toll Hwy Auth Hwy Rev Series 2021 A, 5% 1/1/2046	590,000	604,388
Illinois St Toll Hwy Auth Hwy Rev Series 2023 A, 5% 1/1/2042	655,000	695,570
		8,269,865
Water & Sewer - 0.4%
Chicago IL Wastewater Transmission Rev Series 2023 B, 5% 1/1/2039 (Assured Guaranty Inc Insured)	120,000	127,599
Chicago IL Wastewater Transmission Rev Series 2024A, 5% 1/1/2042	340,000	357,698
Chicago IL Wastewater Transmission Rev Series 2024A, 5% 1/1/2044	50,000	51,895
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2039 (Build America Mutual Assurance Co Insured)	150,000	162,255
Chicago IL Wtr Rev 5% 11/1/2037	215,000	234,924
Chicago IL Wtr Rev 5% 11/1/2039	250,000	268,534
Chicago IL Wtr Rev Series 2000, 5% 11/1/2029	90,000	92,014
Chicago IL Wtr Rev Series 2000, 5% 11/1/2030	205,000	209,611
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2033	70,000	71,763
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 7/1/2037	225,000	237,070
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 7/1/2039	355,000	370,495
		2,183,858
TOTAL ILLINOIS		33,520,973
Indiana - 1.5%
Education - 0.0%
Purdue University Series 2023 A, 5% 7/1/2037	200,000	222,067
Electric Utilities - 0.1%
Indiana Mun Pwr Agy Pwr Supply Series 2016 C, 5% 1/1/2029	115,000	116,751
Indiana Mun Pwr Agy Pwr Supply Series 2016 C, 5% 1/1/2036	250,000	252,450
		369,201
General Obligations - 0.2%
Brownsburg IN 99 Sch Bldg Corp (Brownsburg Ind Bldg Corp Proj.) Series 2024B, 5% 7/15/2042	285,000	301,385
Crown Point IN Multi-Sch Bldg Corp Series 2021, 5% 7/15/2034	50,000	54,658
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 3% 7/15/2035	30,000	28,933
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2031	45,000	47,818
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2032	25,000	26,477
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2033	70,000	73,874
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2034	30,000	31,567
Tri-Creek 2002 High Sch Bldg Corp Ind (Tri-Creek Sch Corp Ind Proj.) Series 2023, 5.25% 7/15/2038	305,000	335,587
		900,299
Health Care - 0.5%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	1,000,000	1,034,785
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2017 B, 5% 11/1/2028	35,000	36,613
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025 D 4, 5% tender 10/1/2057 (b)	1,000,000	1,117,818
Indiana Fin Auth Health Sys Rev 5.25% 10/1/2045	510,000	547,447
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2036	50,000	50,629
		2,787,292
Industrial Development - 0.1%
Whiting Ind Environmental Facs Series 2016A, 4.4% tender 3/1/2046 (BP PLC Guaranteed) (b)(d)	450,000	479,840
Lease Revenue - 0.1%
Allen County Building Corp Series 2024, 5% 7/15/2041	110,000	117,808
Avon Ind Cmnty Sch Bldg Corp Series 2023, 5.25% 7/15/2038	350,000	387,341
Brownsburg IN 99 Sch Bldg Corp Series 2023, 5.25% 7/15/2038	40,000	43,349
Brownsburg IN 99 Sch Bldg Corp Series 2023, 5.25% 7/15/2039	30,000	32,361
Fishers Town Hall Bldg Corp Ind Lease Rent Rev Series 2023 A, 5.625% 7/15/2053	65,000	71,212
IPS Multi Sch Bldg Corp IN Series 2023, 5% 7/15/2038	120,000	128,105
		780,176
Other - 0.0%
Indianapolis Local Public Improvement Bond Bank Series 2023I 1, 5% 1/1/2048	40,000	41,279
Special Tax - 0.2%
Indianapolis IN Loc Pub Impt Bd Bank Series 2017 C, 5% 1/1/2036	125,000	129,862
Indianapolis IN Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2036	195,000	204,844
Indianapolis IN Loc Pub Impt Bd Bank Series 2021A, 5% 6/1/2031	410,000	460,244
Indianapolis IN Loc Pub Impt Bd Bank Series 2021A, 5% 6/1/2032	50,000	55,522
		850,472
Transportation - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2053	100,000	101,681
Water & Sewer - 0.3%
Indiana Finance Authority Series 2021 1, 5% 10/1/2037	25,000	27,010
Indiana Finance Authority Series 2022 A, 5% 10/1/2037	50,000	54,841
Indiana Finance Authority Series 2023A, 5% 10/1/2038	145,000	159,093
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2019 A, 5% 2/1/2039	130,000	135,940
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2019E, 5% 2/1/2036	120,000	126,834
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2024B, 5% 2/1/2039	210,000	231,047
Indiana St Fin Auth Rev Series 2023 B, 5% 2/1/2043	600,000	634,746
Indiana St Fin Auth Rev Series 2024 A, 5% 2/1/2040	60,000	65,319
Indiana St Fin Auth Rev Series 2024 A, 5% 2/1/2041	35,000	37,757
Indianapolis Ind Wtr Sys Rev (Citizens Energy Group Water Proj.) 5% 10/1/2032	35,000	37,265
Indianapolis Ind Wtr Sys Rev (Citizens Energy Group Water Proj.) Series 2016 B, 5% 10/1/2028	100,000	102,192
		1,612,044
TOTAL INDIANA		8,144,351
Iowa - 0.1%
General Obligations - 0.0%
Pefa Inc Iowa Gas Proj Rev Series 2019, 5% tender 9/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	170,000	172,988
Health Care - 0.0%
State of Iowa Board of Regents Series S U I 2022C, 5% 9/1/2036	75,000	81,717
State of Iowa Board of Regents Series S U I 2022C, 5% 9/1/2038	35,000	37,509
		119,226
Lease Revenue - 0.0%
Iowa Fin Auth Rev Series 2021 A, 5% 8/1/2037	70,000	75,906
Iowa Fin Auth Rev Series 2021 A, 5% 8/1/2040	80,000	84,965
		160,871
Water & Sewer - 0.1%
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2023 C, 5% 8/1/2037	70,000	77,926
Iowa Fin Auth Rev Series 2020 A, 5% 8/1/2035	50,000	54,055
Iowa Fin Auth Rev Series 2023 C, 5.25% 8/1/2053	75,000	78,693
		210,674
TOTAL IOWA		663,759
Kansas - 0.8%
Education - 0.2%
Kansas St Dev Fin Auth Rv Series 2025 C1, 5% 9/1/2047	1,000,000	1,035,637
Electric Utilities - 0.2%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2040	955,000	955,627
General Obligations - 0.0%
Johnson Cnty Kans Usd #512 Series 2023 A, 5% 10/1/2038	110,000	122,046
Health Care - 0.3%
Kansas St Dev Fin Auth Hosp Rev (Advent Health Proj.) Series 2021 B, 5% tender 11/15/2054 (b)	340,000	379,783
Kansas St Dev Fin Auth Hosp Rev 5% tender 11/15/2054 (b)	590,000	629,101
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 4% 3/1/2035	100,000	101,177
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 4% 3/1/2036	20,000	20,119
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 5% 3/1/2032	25,000	26,981
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 5% 3/1/2034	235,000	251,012
		1,408,173
Special Tax - 0.0%
Kansas St Dept Transn Hwy Rev Series 2024A, 5% 9/1/2039	90,000	99,243
Kansas St Dept Transn Hwy Rev Series 2024A, 5% 9/1/2041	35,000	37,941
		137,184
Water & Sewer - 0.1%
Kansas St Dev Fin Auth Rv (KS Wtr State Rev Fund Proj.) 5% 5/1/2036	390,000	436,192
Kansas St Dev Fin Auth Rv (KS Wtr State Rev Fund Proj.) 5% 5/1/2038	110,000	121,245
		557,437
TOTAL KANSAS		4,216,104
Kentucky - 1.5%
Education - 0.0%
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5.25% 4/1/2050	235,000	245,667
General Obligations - 0.8%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,015,000	1,075,779
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2019C 1, 4% tender 2/1/2050 (Morgan Stanley Guaranteed) (b)	200,000	204,516
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	275,000	277,066
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2022 A 1, 4% tender 8/1/2052 (Morgan Stanley Guaranteed) (b)	25,000	25,570
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	2,150,000	2,305,861
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 11/1/2038 (Assured Guaranty Inc Insured)	145,000	154,056
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2030	20,000	21,200
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5.5% 11/1/2042	50,000	54,881
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5.5% 11/1/2043	150,000	163,591
		4,282,520
Health Care - 0.3%
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) Series 2017 B, 4.125% 8/15/2041	710,000	679,537
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 4% 6/1/2037 (Assured Guaranty Inc Insured)	60,000	59,062
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2031	285,000	290,095
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2016 A, 3% 10/1/2037	200,000	170,616
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2028	35,000	37,291
Warren Cnty KY Hosp Rev Series 2024, 5.25% 4/1/2054	185,000	190,295
		1,426,896
Lease Revenue - 0.0%
Kentucky St Pty & Bldgs Commn Series A, 5.25% 6/1/2038	85,000	92,889
Other - 0.0%
Kentucky Bond Development Corp Series 2025A, 5% tender 8/15/2055 (b)	20,000	22,465
Special Tax - 0.2%
Kentucky Economic Dev Fin Auth Louisville Arena Proj Rev (Louisville Arena Authority Inc Proj.) Series 2017 A, 5% 12/1/2047 (Assured Guaranty Inc Insured)	955,000	951,310
Transportation - 0.2%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2054 (d)	925,000	955,851
Water & Sewer - 0.0%
Louisville & Jefferson KY Swr Sys Rev Series 2023 C, 5% 5/15/2051	160,000	165,783
TOTAL KENTUCKY		8,143,381
Louisiana - 1.7%
Education - 0.4%
Louisiana Pub Facs Auth Lease (Lsu Auxiliary Revenues Proj.) Series 2025, 5.25% 7/1/2055 (Assured Guaranty Inc Insured)	1,000,000	1,034,467
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) 5% 10/15/2036	50,000	54,753
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) 5% 10/15/2052	1,000,000	1,019,946
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) Series 2016 A, 4% 12/15/2031	150,000	151,668
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) Series 2020 A, 5% 4/1/2036	75,000	79,972
		2,340,806
Electric Utilities - 0.0%
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth Series 2021 B, 2.5% 4/1/2036	110,000	91,957
General Obligations - 0.2%
Louisiana St Gen. Oblig. Series 2019 A, 5% 3/1/2037	25,000	26,214
Louisiana St Gen. Oblig. Series 2020 A, 5% 3/1/2038	20,000	21,272
Louisiana St Gen. Oblig. Series 2021 A, 5% 3/1/2037	30,000	32,558
Louisiana St Gen. Oblig. Series 2022 A, 4% 4/1/2041	1,000,000	973,206
Louisiana St Gen. Oblig. Series 2022 A, 5% 4/1/2037	85,000	93,491
New Orleans LA Gen. Oblig. Series 2021 A, 5% 12/1/2036	40,000	42,941
New Orleans LA Gen. Oblig. Series 2021 A, 5% 12/1/2037	160,000	170,658
		1,360,340
Health Care - 0.2%
Louisiana Pub Fac Auth Hsp Rev (Franciscan Missionaries Proj.) Series 2017 A, 3.75% 7/1/2047	275,000	227,310
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2016, 4% 5/15/2041	360,000	337,002
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 3% 5/15/2047	85,000	62,596
Louisiana Pub Facs Rev Series 2017, 4% 5/15/2042	405,000	377,180
Tangipahoa Parish LA Hosp Svc (North Oaks Med Center Proj.) Series 2021, 4% 2/1/2041	245,000	229,190
		1,233,278
Other - 0.0%
Louisiana Pub Facs Rev Series 2024 A, 5% 4/15/2038	160,000	175,378
Louisiana St Gas & Fuel Tax Rv Series 2025A, 5% 5/1/2040	45,000	49,186
		224,564
Special Tax - 0.4%
Jefferson LA Sales Tax Dist Series 2019 B, 5% 12/1/2031 (Assured Guaranty Inc Insured)	250,000	271,736
Louisiana Stadium & Exposition District Series 2023A, 5% 7/1/2039	175,000	188,143
Louisiana Stadium & Exposition District Series 2023A, 5% 7/1/2043	265,000	275,093
Louisiana Stadium & Exposition District Series 2023A, 5% 7/1/2048	1,000,000	1,022,828
		1,757,800
Transportation - 0.4%
Louisiana St Grnt Antic Rev Series 2019A, 5% 9/1/2031	30,000	31,929
New Orleans LA Aviation Board 5% 1/1/2027 (d)	500,000	512,583
New Orleans LA Aviation Board 5% 1/1/2029 (d)	300,000	317,757
New Orleans LA Aviation Board 5.25% 1/1/2041 (d)	35,000	37,300
New Orleans LA Aviation Board 5.25% 1/1/2042 (d)	60,000	63,404
New Orleans LA Aviation Board 5.25% 1/1/2045 (d)	850,000	885,900
		1,848,873
Water & Sewer - 0.1%
Jefferson Parish LA Cons Wtr Series 2022, 4% 2/1/2027 (Build America Mutual Assurance Co Insured)	75,000	76,303
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	235,000	255,552
		331,855
TOTAL LOUISIANA		9,189,473
Maine - 0.2%
Education - 0.0%
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5% 10/1/2036	25,000	27,893
General Obligations - 0.0%
Maine Govt Facs Auth Lease Rnt Rev Series 2020 A, 3% 10/1/2039	65,000	57,154
Maine Govt Facs Auth Lease Rnt Rev Series 2020 A, 5% 10/1/2038	105,000	110,253
		167,407
Health Care - 0.2%
Maine Health & Higher Edl Facsauth Rev Series 2024 A, 5.25% 7/1/2049	700,000	736,254
Special Tax - 0.0%
Maine Municipal Bond Bank Series 2024A, 5% 11/1/2039	30,000	33,082
TOTAL MAINE		964,636
Maryland - 0.5%
General Obligations - 0.0%
Baltimore Cnty MD Ctfs Partn (Baltimore Cnty MD Proj.) Series 2022, 5% 3/1/2031	100,000	112,434
Baltimore Cnty MD Gen. Oblig. Series 2020, 4% 3/1/2037	60,000	61,523
Prince Georges County MD Gen. Oblig. Series 2016 A, 4% 7/1/2029	50,000	50,539
		224,496
Health Care - 0.4%
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5% 7/1/2049	215,000	219,846
Maryland Health & Higher Educational Facilities Authority Series 2025, 5% 7/1/2038	400,000	435,991
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2015, 4% 8/15/2045	645,000	582,568
Maryland St Hlth & HI Ed Facs Series 2017 A, 3.75% 5/15/2047	110,000	96,863
Maryland St Hlth & HI Ed Facs Series 2017 D, 4% 7/1/2048	300,000	268,613
		1,603,881
Special Tax - 0.0%
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2034	25,000	26,234
Transportation - 0.0%
Maryland St Transn Auth Transn 4% 7/1/2038	50,000	50,513
Water & Sewer - 0.1%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 4% 7/1/2045	485,000	447,584
Baltimore MD Proj Rev Series 2019 A, 4% 7/1/2044	130,000	121,611
		569,195
TOTAL MARYLAND		2,474,319
Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington Metropolitan Area Transit Authority 5% 7/15/2036	130,000	139,811
Washington Metropolitan Area Transit Authority 5% 7/15/2039	270,000	285,697
		425,508
TOTAL MARYLAND,VIRGINIA		425,508
Massachusetts - 3.1%
Education - 0.3%
Massachusetts Development Finance Agency (Boston University Mass Proj.) Series 2023 FF, 5% 10/1/2048	80,000	83,891
Massachusetts Ed Ln Auth Ed Ln Series 2022B, 3.625% 7/1/2038 (d)	205,000	201,645
Massachusetts St Dev Fin Agy Rev (President and Fellows of Harvard College Proj.) 5% 7/15/2033	375,000	380,524
Massachusetts St Dev Fin Agy Rv (Suffolk Univ, MA Proj.) Series 2025, 5.5% 7/1/2045	125,000	128,868
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) Series 2022 1, 5% 11/1/2052	800,000	814,593
University Mass Bldg Auth Proj Series 2017 1, 5.25% 11/1/2042	360,000	368,414
		1,977,935
General Obligations - 1.4%
Massachusetts St (Massachusetts St Proj.) Gen. Oblig. Series 2022B, 4% 2/1/2040	80,000	78,967
Massachusetts St Gen. Oblig. 5% 11/1/2042	45,000	47,811
Massachusetts St Gen. Oblig. 5% 11/1/2048	475,000	493,476
Massachusetts St Gen. Oblig. 5% 4/1/2050	1,000,000	1,048,526
Massachusetts St Gen. Oblig. 5% 6/1/2049	300,000	315,489
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	1,120,000	1,183,096
Massachusetts St Gen. Oblig. Series 2016E, 3% 4/1/2044	170,000	135,442
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	100,000	77,123
Massachusetts St Gen. Oblig. Series 2018 D, 3.625% 5/1/2043	125,000	112,323
Massachusetts St Gen. Oblig. Series 2018 D, 4% 5/1/2036	50,000	50,583
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2037	40,000	44,624
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2048	600,000	625,915
Massachusetts St Gen. Oblig. Series 2023B, 5% 5/1/2037	185,000	206,389
Massachusetts St Gen. Oblig. Series 2023B, 5% 5/1/2038	580,000	641,459
Massachusetts St Gen. Oblig. Series 2024A, 5% 1/1/2042	155,000	166,369
Massachusetts St Gen. Oblig. Series 2024A, 5% 1/1/2049	170,000	177,585
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2038	40,000	44,783
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2039	135,000	149,559
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2045	240,000	254,148
Waltham Mass Gen. Oblig. Series 2024, 4% 8/15/2049	1,000,000	927,997
		6,781,664
Health Care - 0.2%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2033	30,000	31,484
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2034	25,000	26,170
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2032	210,000	225,167
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2034	150,000	159,315
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 2, 5% 7/1/2037	45,000	47,810
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2043	120,000	126,912
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 4% 7/1/2041	295,000	282,431
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series 2017 S, 4% 7/1/2035	125,000	126,026
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series O 2, 4% 7/1/2045	200,000	180,879
Massachusetts St Dev Fin Agy Rv (Childrens Hospital, MA Proj.) Series 2024 T, 5.25% 3/1/2054	125,000	131,456
		1,337,650
Housing - 0.0%
Massachusetts Housing Finance Agency (Housing Bond Resolution 12/10/02 Proj.) Series 2020 D 1, 2.65% 12/1/2055	200,000	129,158
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 3% 12/1/2050	235,000	232,596
		361,754
Other - 0.2%
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 4% 4/1/2041	390,000	379,579
Massachusetts St Dev Fin Agy Rv 5.25% 7/1/2050	655,000	661,405
Massachusetts St Dev Fin Agy Rv Series 2025 N 1, 4.5% 7/1/2054	100,000	92,395
		1,133,379
Special Tax - 0.8%
Mass Bay Tran Auth Assemnt 5% 7/1/2037	145,000	159,532
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2048	1,000,000	1,062,913
Mass Bay Tran Auth Sls Tax Series 2024 A, 5% 7/1/2041	30,000	32,532
Mass Bay Tran Auth Sls Tax Series 2024 A, 5.25% 7/1/2052	125,000	133,073
Mass Bay Tran Auth Sls Tax Series 2025 B, 5.25% 7/1/2055	1,000,000	1,067,168
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2037	35,000	37,712
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2018 A, 5.25% 2/15/2048	800,000	817,536
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2041	55,000	58,007
Massachusetts St Transn Fd Rev Series 2022B, 5% 6/1/2052	160,000	165,079
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2051	300,000	313,234
		3,846,786
Transportation - 0.1%
Massachusetts St Fed Hwy Series 2017A, 5% 6/15/2027	175,000	177,904
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2039 (d)	120,000	122,786
Massachusetts St Port Auth Rev Series 2019 B, 3% 7/1/2049	50,000	37,211
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2035 (d)	200,000	208,294
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2046	65,000	67,262
		613,457
Water & Sewer - 0.1%
Massachusetts Clean Water Trust/The 5% 2/1/2039	30,000	32,541
Massachusetts Clean Water Trust/The 5% 2/1/2043	190,000	200,011
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2040	50,000	53,091
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2042	150,000	160,826
Massachusetts St Wtr Res Auth Series 2016C, 4% 8/1/2036	105,000	105,211
		551,680
TOTAL MASSACHUSETTS		16,604,305
Michigan - 2.9%
Education - 0.2%
Michigan St Univ Revs Series 2023A, 5% 8/15/2037	20,000	22,050
Michigan St Univ Revs Series 2023A, 5% 8/15/2041	105,000	112,149
Michigan St Univ Revs Series 2024A, 5% 8/15/2044	85,000	89,923
Michigan St Univ Revs Series 2024A, 5% 8/15/2049	335,000	349,942
Michigan St Univ Revs Series 2025A, 5.25% 2/15/2050	40,000	42,595
Wayne St Univ MI Univ Revs Series 2013A, 4% 11/15/2044	215,000	196,223
		812,882
General Obligations - 0.2%
City of Lansing MI Gen. Oblig. Series 2023B, 5% 6/1/2042 (Assured Guaranty Inc Insured)	100,000	105,245
Howell MI Pub Schs 5% 5/1/2043 (State of Michigan Guaranteed)	200,000	210,388
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2015 I, 5% 4/15/2033	220,000	220,197
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2022 I, 5% 10/15/2047	95,000	98,386
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2022 I, 5.25% 10/15/2057	65,000	68,038
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2023 II, 4% 10/15/2043	20,000	18,978
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2023 II, 5% 10/15/2037	50,000	55,392
Port Huron MI Area Sch Dist Series 2016, 4% 5/1/2045 (Assured Guaranty Inc Insured)	100,000	95,163
		871,787
Health Care - 0.8%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	1,025,000	1,037,842
Michigan Fin Auth Rev (Beaumont Health Proj.) Series 2016 A, 4% 11/1/2046	220,000	198,143
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2034	240,000	267,347
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2037	170,000	184,600
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2038	30,000	32,249
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 4% 11/15/2046	580,000	517,624
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2032	65,000	69,643
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2033	110,000	117,278
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2036	190,000	199,346
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2037	155,000	161,865
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2037	70,000	71,921
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2013MI 2, 4% 12/1/2036	105,000	105,217
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2013MI 5, 4% 12/1/2040	135,000	130,795
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	100,000	87,649
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019MI 1, 4% 12/1/2048	500,000	440,602
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	500,000	354,136
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 5% 12/1/2041	125,000	128,886
Michigan Fin Auth Rev Series 2017 MI, 4% 12/1/2046	200,000	181,008
Michigan Fin Auth Rev Series MI 2022 B, 5% tender 12/1/2043 (b)	160,000	169,419
		4,455,570
Housing - 0.3%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage 1987 Adopted December 17, 1987 Sf Wl Open Go Proj.) Series 2025 C, 5.1% 6/1/2056 (c)	1,000,000	1,001,645
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 6.25% 12/1/2055	150,000	167,247
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024A, 4.65% 12/1/2049	450,000	445,273
Michigan Hsg Dev Rental Hsg (Michigan St Hsg Dev Auth Mfrev Proj.) Series 2018 A, 4.15% 10/1/2053	50,000	46,510
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	120,000	97,461
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2020 A 1, 2.7% 10/1/2045	150,000	109,144
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.5% 10/1/2054	190,000	153,997
		2,021,277
Other - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 A, 4.5% 10/1/2038	90,000	91,990
Michigan St Hosp Fin Auth Rev Series SUB 2025 B1, 5% tender 8/15/2055 (b)	250,000	274,502
		366,492
Special Tax - 0.6%
Detroit Mich Regl Convention Fac Auth Convention Fac Tax Rev Series 2024C, 5% 10/1/2039	25,000	26,695
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Gen. Oblig. 4% 11/1/2045	850,000	806,790
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 4% 11/1/2048	1,140,000	1,029,542
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2031	30,000	31,718
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2033	95,000	99,777
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2038	20,000	20,641
Michigan St Trunk Line Fd 4% 11/15/2045	430,000	400,940
Michigan St Trunk Line Fd 5% 11/15/2034	45,000	49,268
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2044	585,000	545,704
Michigan St Trunk Line Fd Series 2021 A, 5% 11/15/2034	155,000	172,782
		3,183,857
Transportation - 0.2%
Wayne Cnty Mich Arpt Auth Rev Series 2021 A, 5% 12/1/2046	1,000,000	1,024,986
Water & Sewer - 0.6%
Great Lakes Sewer Auth Mich Series 2022A, 5.25% 7/1/2042	65,000	70,029
Great Lakes Sewer Auth Mich Series 2022A, 5.25% 7/1/2052	500,000	521,750
Great Lakes Sewer Auth Mich Series 2025 C, 5.5% 7/1/2050	275,000	297,054
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5.25% 7/1/2042	75,000	80,207
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2024A, 5% 7/1/2034	800,000	920,807
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 A, 5% 7/1/2032	1,000,000	1,145,567
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2030	65,000	66,040
		3,101,454
TOTAL MICHIGAN		15,838,305
Minnesota - 1.0%
Education - 0.4%
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2019, 4% 10/1/2044	95,000	85,863
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2022 B, 5% 10/1/2047	1,600,000	1,621,199
		1,707,062
Electric Utilities - 0.0%
Southern Minnesota Municipal Power Agency Series 2015 A, 5% 1/1/2041	155,000	155,655
General Obligations - 0.0%
Minnesota St Gen. Oblig. Series 2023B, 5% 8/1/2038	100,000	111,432
South Washington Cnty MN Ind Sch Dist No 833 Series 2024A, 5% 2/1/2037 (Minnesota St Guaranteed)	175,000	190,842
		302,274
Health Care - 0.5%
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2043	400,000	404,089
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 4.25% 2/15/2048	725,000	659,400
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2038	345,000	334,312
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (b)	80,000	87,136
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5% 1/1/2041	110,000	115,591
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5% 1/1/2042	65,000	67,507
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2047	290,000	300,246
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2041	80,000	84,632
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Healthpartners Oblig Group Pj Proj.) Series 2015A, 4% 7/1/2035	375,000	374,992
		2,427,905
Other - 0.0%
Minnesota St Hsg Fin Agy 6.25% 7/1/2055	30,000	33,821
Transportation - 0.1%
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2030	140,000	143,903
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2031	115,000	118,127
Minneapolis Met Airport Commis Series 2024B, 5% 1/1/2040 (d)	265,000	278,471
		540,501
TOTAL MINNESOTA		5,167,218
Mississippi - 0.4%
General Obligations - 0.0%
Mississippi St Gen. Oblig. Series 2019 B, 4% 10/1/2036	35,000	35,246
Mississippi St Gen. Oblig. Series 2021C, 5% 10/1/2035	30,000	31,581
		66,827
Health Care - 0.1%
Mississippi Hosp Eq & Facs Aut (Ochsner Clinic Foundation Proj.) Series 2025 C, 5.5% 5/15/2055	545,000	577,133
Housing - 0.3%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) 4.8% 12/1/2045	125,000	126,116
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2024 E, 4.6% 12/1/2049	800,000	787,945
Mississippi Home Corp Single Family Mtg Rev 4.95% 6/1/2053	355,000	361,901
		1,275,962
Other - 0.0%
Mississippi Dev Bank Spl Obl 5% 1/1/2028	40,000	42,185
Special Tax - 0.0%
Mississippi Gaming Tax Rev Series 2019 A, 5% 10/15/2028	35,000	37,195
TOTAL MISSISSIPPI		1,999,302
Missouri - 1.9%
Education - 0.0%
Missouri Hlth & Edl Facs Rev (St Louis University Proj.) 4% 10/1/2048	200,000	183,279
Electric Utilities - 0.2%
Missouri Joint Muni Elec Util Comm Pwr Proj Rev Series 2025, 5% 12/1/2038	1,000,000	1,099,249
General Obligations - 0.1%
Clay Cnty MO Pub Sch Dist N 53 Series 2023, 5% 3/1/2040	30,000	32,000
Hazelwood MO Sch Dist 4% 3/1/2041	75,000	74,737
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2039	30,000	32,037
St Louis Cnty MO Spl Oblig Series 2022A, 5% 12/1/2036	95,000	101,133
St Louis MO Mun Fn Crp Lsehld (St Louis MO Proj.) Series 2020, 5% 10/1/2040 (Assured Guaranty Inc Insured)	355,000	371,679
St Louis MO Mun Fn Crp Lsehld (St Louis MO Proj.) Series 2020, 5% 10/1/2045 (Assured Guaranty Inc Insured)	140,000	143,479
		755,065
Health Care - 0.8%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2015A, 4% 1/1/2045	1,000,000	912,075
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 2.25% 7/1/2036	70,000	57,833
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2034	40,000	41,374
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2035	110,000	112,925
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2040	100,000	98,805
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) Series 2017A, 4% 5/15/2048	110,000	100,555
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 6/1/2031	70,000	74,252
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2014F, 4% 11/15/2045	800,000	723,208
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2014F, 4.25% 11/15/2048	65,000	59,924
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 3.625% 11/15/2047	120,000	97,648
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 4% 11/15/2047	60,000	53,671
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2018A, 5% 6/1/2030	65,000	69,166
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2020, 3% 6/1/2050	390,000	280,879
Missouri Hlth & Edl Facs Rev (Mosaic Health Proj.) Series 2019A, 4% 2/15/2049	760,000	665,715
Missouri Hlth & Edl Facs Rev 5% tender 4/1/2059 (b)	545,000	609,751
		3,957,781
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg 4.6% 11/1/2048	100,000	98,799
Missouri St Hsg Dev Com Sf Mtg Series 2022C, 4.2% 11/1/2042	70,000	68,617
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) 4.95% 11/1/2050	100,000	101,627
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	165,000	166,440
Missouri St Hsg Dev Commn Single Family Mtg Rev Series 2024C, 4.7% 11/1/2054	90,000	89,799
		525,282
Lease Revenue - 0.3%
St Louis Cmnty College Dist Stlouis Cnty MO Ctfs Partn Series 2024, 5% 4/1/2036	200,000	224,277
St Louis Cmnty College Dist Stlouis Cnty MO Ctfs Partn Series 2024, 5% 4/1/2038	105,000	115,552
St Louis Cmnty College Dist Stlouis Cnty MO Ctfs Partn Series 2024, 5% 4/1/2041	1,000,000	1,066,887
		1,406,716
Other - 0.1%
Springfield MO Pub Utils Brd Ctfs Partn Series 2025, 5% 11/1/2038	500,000	550,145
Special Tax - 0.1%
Bi-State Dev Agy MO Tran Sales Tax Approp Rev Series 2019, 4% 10/1/2036	300,000	301,719
Bi-State Dev Agy MO Tran Sales Tax Approp Rev Series 2020A, 4% 10/1/2044	140,000	129,692
Kansas City MO Spl Oblig Series 2022C, 5% 9/1/2036	25,000	27,555
St Louis Cnty MO Spl Oblig (St Louis Cnty MO Pkwy Sch Dist Proj.) Series 2020A, 3% 12/1/2031	60,000	59,911
		518,877
Transportation - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2038 (d)	100,000	102,482
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2032	1,000,000	1,073,766
St Louis MO Arpt Rev Series 2024A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	45,000	48,035
St Louis MO Arpt Rev Series 2024A, 5.25% 7/1/2049 (Assured Guaranty Inc Insured)	100,000	105,653
		1,329,936
TOTAL MISSOURI		10,326,330
Montana - 0.1%
Health Care - 0.0%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2031	20,000	20,508
Montana Facility Finance Authority (Logan Health Proj.) Series 2018 B, 4.125% 7/1/2038	50,000	50,049
		70,557
Housing - 0.1%
Montana St Brd Hsg Single Family Mtg Series 2025B, 6% 12/1/2055	600,000	668,026
TOTAL MONTANA		738,583
Nebraska - 0.4%
Education - 0.0%
University NE Facs Corp Rev Series 2018, 5% 7/15/2029	40,000	42,639
Electric Utilities - 0.1%
Lincoln NE Series 2018, 5% 9/1/2031	95,000	97,939
Omaha Public Power District Series 2019 A, 3% 2/1/2034	20,000	19,344
Omaha Public Power District Series 2024 A, 5% 2/1/2040	115,000	124,522
Omaha Public Power District Series 2024 B, 5% 2/1/2038	55,000	60,754
Omaha Public Power District Series 2024C, 5% 2/1/2054	65,000	67,609
		370,168
General Obligations - 0.1%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	400,000	432,453
Housing - 0.2%
Nebraska Invt Fin Auth Sfh Rev 4.5% 9/1/2044	1,000,000	994,229
Nebraska Invt Fin Auth Sfh Rev Series 2023 G, 4.95% 9/1/2038	200,000	209,169
Nebraska Invt Fin Auth Sfh Rev Series 2023E, 4.65% 9/1/2043	65,000	65,497
		1,268,895
Other - 0.0%
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2049 (Assured Guaranty Inc Insured) (d)	150,000	155,398
TOTAL NEBRASKA		2,269,553
Nevada - 1.2%
Electric Utilities - 0.0%
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(d)	35,000	35,425
General Obligations - 0.4%
Clark Cnty NV Gen. Oblig. Series 2018, 4% 12/1/2037	30,000	30,241
Clark Cnty NV Gen. Oblig. Series 2018, 4% 7/1/2044	430,000	413,436
Clark Cnty NV Gen. Oblig. Series 2019, 4% 6/1/2036	195,000	197,770
Clark Cnty NV School Dist Series 2015 C, 4% 6/15/2033	165,000	165,425
Clark Cnty NV School Dist Series 2018A, 4% 6/15/2035	45,000	45,660
Clark Cnty NV School Dist Series 2018A, 4% 6/15/2036	100,000	100,853
Clark Cnty NV School Dist Series 2018A, 5% 6/15/2032	50,000	52,794
Clark Cnty NV School Dist Series 2021 B, 3% 6/15/2036	300,000	273,483
Clark Cnty NV School Dist Series 2024A, 5% 6/15/2039	55,000	60,413
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2023, 5% 7/1/2040	80,000	86,692
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2023, 5% 7/1/2043	200,000	211,852
Nevada St Gen. Oblig. Series 2024A, 5% 5/1/2036	70,000	80,234
Washoe Cnty Nev Sch Dist Series 2017 C, 3.125% 10/1/2040 (Assured Guaranty Inc Insured)	125,000	108,123
Washoe Cnty Nev Sch Dist Series 2017 C, 3.25% 10/1/2042 (Assured Guaranty Inc Insured)	190,000	161,086
		1,988,062
Other - 0.0%
Washoe Cnty Nev Sch Dist Series 2024A, 4% 6/1/2043	75,000	72,610
Special Tax - 0.5%
Clark Cnty Nev Sales & Excise Tax Rev Series 2023, 5% 7/1/2037	140,000	156,967
Clark Cnty NV Hwy Impt Rev Series 2017, 5% 7/1/2031	100,000	103,590
Clark Cnty NV Hwy Impt Rev Series 2017, 5% 7/1/2034	80,000	82,346
Clark Cnty NV Hwy Impt Rev Series 2023, 4% 7/1/2042	475,000	453,303
Clark Cnty NV Hwy Impt Rev Series 2023, 5% 7/1/2038	60,000	66,060
Clark Cnty NV Hwy Impt Rev Series 2023, 5% 7/1/2041	460,000	495,648
Clark Cnty NV Hwy Impt Rev Series 2025, 5% 7/1/2038	670,000	747,110
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2016, 3% 7/1/2037	150,000	137,591
Las Vegas Convention & Visitors Authority Series 2018 C, 4% 7/1/2048	145,000	132,890
Las Vegas Convention & Visitors Authority Series 2022B, 5% 7/1/2037	25,000	27,362
Las Vegas Convention & Visitors Authority Series 2023 A, 5% 7/1/2049	80,000	82,600
		2,485,467
Transportation - 0.0%
Clark Cnty NV Arpt Rev Series 2019B, 5% 7/1/2031	50,000	54,061
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2026 (d)	45,000	45,736
		99,797
Water & Sewer - 0.3%
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2038	55,000	55,764
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2044	100,000	95,719
Las Vegas Valley NV Gen. Oblig. Series 2023 A, 5% 6/1/2043	140,000	148,574
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2043	195,000	208,550
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5.25% 6/1/2055	1,000,000	1,060,819
Truckee Meadows NV Wtr Au Rev Series 2016, 5% 7/1/2037	100,000	100,945
		1,670,371
TOTAL NEVADA		6,351,732
New Hampshire - 0.2%
Electric Utilities - 0.2%
National Fin Auth NH Rev (Winston-Salem Energy Novant Proj.) 5.5% 6/1/2055	800,000	833,282
Health Care - 0.0%
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) 5.25% 8/1/2055	400,000	414,975
TOTAL NEW HAMPSHIRE		1,248,257
New Jersey - 0.5%
Education - 0.0%
New Jersey Educational Facilities Authority (Montclair State University Inc Proj.) Series 2016B, 5% 7/1/2029	135,000	137,298
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2035 (Assured Guaranty Inc Insured)	30,000	30,315
		167,613
General Obligations - 0.1%
New Jersey Trans Trust Fund Auth 5% 6/15/2030	80,000	88,604
New Jersey Trans Trust Fund Auth 5% 6/15/2032	165,000	184,007
New Jersey Trans Trust Fund Auth 5% 6/15/2038	30,000	32,417
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2038	45,000	48,404
		353,432
Health Care - 0.2%
New Jersey Health Care (Inspira Health Proj.) Series 2016A, 4% 7/1/2041	1,300,000	1,257,558
Housing - 0.1%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 5.1% 10/1/2050	500,000	511,877
Other - 0.0%
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2023 SUB E2, 3.3% 11/1/2026	100,000	100,476
Transportation - 0.1%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 4.1% 6/15/2031	135,000	136,056
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	185,000	187,942
Port Auth NY & NJ Series 243, 5% 12/1/2038	75,000	83,057
		407,055
TOTAL NEW JERSEY		2,798,011
New Jersey,New York - 0.3%
Transportation - 0.3%
Port Auth NY & NJ 5% 9/15/2029 (d)	500,000	524,427
Port Auth NY & NJ 5% 9/15/2030 (d)	150,000	157,175
Port Auth NY & NJ Series 231, 5% 8/1/2026 (d)	130,000	132,163
Port Auth NY & NJ Series 231, 5% 8/1/2038 (d)	40,000	42,182
Port Auth NY & NJ Series 242, 5% 12/1/2040 (d)	110,000	115,549
Port Auth NY & NJ Series 246, 5% 9/1/2041 (d)	390,000	406,458
		1,377,954
TOTAL NEW JERSEY,NEW YORK		1,377,954
New Jersey,Pennsylvania - 0.0%
Transportation - 0.0%
Delaware Riv Port Auth PA & NJ 5% 1/1/2038	25,000	26,123
Delaware Riv Port Auth PA & NJ 5% 1/1/2039	235,000	245,463
		271,586
TOTAL NEW JERSEY,PENNSYLVANIA		271,586
New Mexico - 0.6%
General Obligations - 0.1%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	600,000	646,094
Health Care - 0.1%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2017 A, 4% 8/1/2035	90,000	89,713
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2019 A, 3% 8/1/2048	515,000	379,408
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2019 A, 5% 8/1/2044	100,000	100,976
		570,097
Housing - 0.2%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2025A, 4.55% 9/1/2045	500,000	497,157
New Mexico Mtg Fin Auth Series 2022D, 5.25% 3/1/2053	380,000	398,810
New Mexico Mtg Fin Auth Series 2024C, 6% 3/1/2055	80,000	88,293
		984,260
Industrial Development - 0.0%
Farmington NM Pollution Ctl Series 2010 E, 3.875% tender 6/1/2040 (b)	250,000	254,115
Special Tax - 0.2%
Albuquerque NM Gross Rcpts Tax Rev Series 2022B, 5% 7/1/2036	70,000	77,414
Albuquerque NM Gross Rcpts Tax Rev Series 2022B, 5% 7/1/2039	25,000	27,042
Albuquerque NM Gross Rcpts Tax Rev Series 2022B, 5% 7/1/2040	315,000	338,554
New Mexico St Gen. Oblig. Series 2025, 5% 3/1/2034	500,000	541,534
		984,544
TOTAL NEW MEXICO		3,439,110
New York - 7.6%
Education - 0.1%
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) 5% 7/1/2039	40,000	40,406
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 4% 7/1/2037	250,000	254,960
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2027	500,000	523,441
		818,807
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (b)	1,000,000	994,837
Utility Debt Securitization Authority Series 2023 TE 1, 5% 12/15/2039	50,000	55,867
		1,050,704
General Obligations - 1.0%
City of New York NY Gen. Oblig. 5% 4/1/2037	355,000	394,521
City of New York NY Gen. Oblig. 5% 8/1/2039	360,000	394,266
City of New York NY Gen. Oblig. 5.25% 4/1/2047	395,000	418,591
City of New York NY Gen. Oblig. Series 1, 5% 8/1/2033	25,000	25,909
City of New York NY Gen. Oblig. Series 2017, 5% 12/1/2037	100,000	101,355
City of New York NY Gen. Oblig. Series 2018 F 1, 5% 4/1/2035	20,000	20,914
City of New York NY Gen. Oblig. Series 2021 C, 4% 8/1/2041	200,000	195,316
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2034	125,000	135,367
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2033	125,000	134,960
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.25% 5/1/2039	45,000	49,060
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.25% 5/1/2043	135,000	143,493
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2037	90,000	98,047
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2042	50,000	52,655
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5% 10/1/2037	200,000	217,936
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5.25% 10/1/2043	220,000	234,606
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2037	30,000	33,345
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2043	340,000	361,409
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2046	635,000	676,897
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2039	80,000	86,619
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 1, 3.5% 7/15/2047	95,000	79,391
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 2A, 5% 7/15/2036	75,000	78,494
New York St Dorm Auth Revs Non St Supported Debt (New York St Proj.) Series 2018 1, 5% 1/15/2032	805,000	843,821
		4,776,972
Health Care - 0.1%
New York St Dorm Auth Revs Non St Supported Debt Series 2022 A, 5% 5/1/2038	90,000	95,918
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2023, 5% 11/1/2047 (Assured Guaranty Inc Insured)	350,000	357,475
Westchester County Local Development Corp Series 2023, 5.75% 11/1/2049	100,000	106,785
		560,178
Housing - 0.3%
New York City Housing Development Corp 4.85% 11/1/2045	1,000,000	1,000,851
New York City Housing Development Corp Series 2017 G 1, 3.7% 11/1/2047	55,000	48,594
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2020 L 1, 2.5% 11/1/2045	125,000	88,528
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2020 M 1, 2.5% 11/1/2045	60,000	42,493
New York St Hsg Fin Agy (New York St Hsg Fin Agy Rev Proj.) Series 2016 C, 3.25% 11/1/2041	180,000	155,292
New York St Hsg Fin Agy Series 2019 P, 3% 11/1/2044	65,000	52,885
New York St Hsg Fin Agy Series 2020 E, 2.2% 11/1/2040	100,000	74,258
New York St Hsg Fin Agy Series 2024 A, 3.45% tender 11/1/2063 (b)	50,000	50,265
New York St Mtg Agy Rev (NY Mortgage Proj.) Series FORTY NINTH, 3.55% 10/1/2033	200,000	200,008
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 I 1, 2.55% 11/1/2045	285,000	204,061
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	110,000	90,160
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.4% 10/1/2034	30,000	26,200
		2,033,595
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	200,000	199,930
Other - 0.2%
Build NYC Resource Corp Series 2025, 4% 9/1/2041	150,000	142,033
New York City Housing Development Corp Series 2024 A1, 4.55% 11/1/2044	400,000	399,747
New York City Trust Cultural Resources Rev Series 2019, 5% 12/1/2037	60,000	63,522
New York City Trust Cultural Resources Rev Series 2019, 5% 12/1/2039	50,000	52,454
New York St Dorm Auth Revs Non St Supported Debt 5% 7/1/2038	85,000	92,033
New York St Hsg Fin Agy 3.6% tender 11/1/2044 (b)	640,000	649,748
		1,399,537
Special Tax - 4.7%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2036	380,000	382,481
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2044	645,000	605,348
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2038	625,000	694,334
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2042	65,000	69,868
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2045	195,000	209,496
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2048	600,000	637,628
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2038	560,000	616,139
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	70,000	76,143
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2044	135,000	142,323
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024G SUB G 1, 5% 5/1/2044	480,000	506,399
New York City Transitional Finance Authority 5% 11/1/2043	1,000,000	1,064,874
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5% 5/1/2045	30,000	31,480
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5% 5/1/2046	95,000	99,276
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5.25% 5/1/2048	80,000	84,794
New York City Transitional Finance Authority Series FISCAL 2025ASUB A1, 5% 11/1/2037	2,000,000	2,231,373
New York City Transitional Finance Authority Series FISCAL 2025C SUB C 1, 5% 5/1/2042	50,000	53,745
New York City Transitional Finance Authority Series FISCAL 2025C SUB C 1, 5% 5/1/2044	500,000	528,798
New York NY City Transitional Fin Auth Rev (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024A SUB A 1, 5% 5/1/2045	500,000	522,946
New York NY City Transitional Fin Auth Rev 4% 11/1/2037	95,000	95,466
New York NY City Transitional Fin Auth Rev 5% 5/1/2033	40,000	41,384
New York NY City Transitional Fin Auth Rev 5% 8/1/2043	25,000	26,219
New York NY City Transitional Fin Auth Rev 5% 8/1/2045	70,000	72,800
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 4% 8/1/2038	1,500,000	1,501,305
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2033	50,000	52,732
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2036	445,000	488,998
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 3% 11/1/2047	70,000	52,307
New York NY City Transitional Fin Auth Rev Series FISCAL 2020A SUB A 2, 5% 5/1/2037	300,000	315,945
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2038	55,000	55,199
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2039	30,000	29,932
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2040	1,250,000	1,226,181
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2041	100,000	97,272
New York NY City Transitional Fin Auth Rev Series FISCAL 2021D SUB D1, 4% 11/1/2042	125,000	120,134
New York NY City Transitional Fin Auth Rev Series FISCAL 2022C SUB C 1, 4% 2/1/2039	1,000,000	997,437
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2047	90,000	94,818
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2036	1,500,000	1,688,897
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2044	130,000	137,402
New York St Dorm Auth Sales Tax Rev St Supported 5% 3/15/2048	75,000	77,938
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5.25% 3/15/2039	35,000	36,728
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2039	110,000	110,103
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	170,000	170,960
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2047	50,000	46,836
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2046	75,000	77,405
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2038	25,000	27,367
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2039	320,000	351,971
New York St Dorm Auth St Pers Income Tax Rev Series 2021 E, 4% 3/15/2043	35,000	33,036
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2015 A, 5% 3/15/2037	125,000	125,151
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 4% 3/15/2046	455,000	423,297
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 4% 3/15/2047	590,000	547,315
New York State Dormitory Authority (New York State Pit Proj.) 3% 3/15/2049	60,000	44,208
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5.5% 3/15/2053	960,000	1,040,911
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2038	485,000	486,884
New York State Urban Development Corp (New York State Pit Proj.) Series 2023A, 5% 3/15/2042	195,000	206,813
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 4% 3/15/2038	35,000	35,214
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2042	40,000	42,284
New York Twy Auth Pers Income Tax Rev Series 2022A, 5% 3/15/2045	600,000	623,014
New York Twy Auth Pers Income Tax Rev Series 2022A, 5% 3/15/2048	1,000,000	1,030,148
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2043	220,000	232,585
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2045	160,000	168,197
NY Convention Ctr Dev Corp Rev Series 2015, 4% 11/15/2040	215,000	207,337
NY Mta Dedicated Tax Fund Series 2024 B 1, 5% 11/15/2044	635,000	672,680
NY Mta Dedicated Tax Fund Series B 1, 5% 11/15/2047	100,000	100,819
NY Payroll Mobility Tax 5% 5/15/2051	800,000	817,388
NY Payroll Mobility Tax Series 2021 B 1, 5% 5/15/2037	130,000	140,859
NY Payroll Mobility Tax Series 2021 SUB C 3, 3% 5/15/2051	400,000	297,568
NY Payroll Mobility Tax Series 2022A, 5% 5/15/2047	245,000	253,030
NY Payroll Mobility Tax Series 2022C, 5% 5/15/2047	105,000	108,441
NY Payroll Mobility Tax Series 2024 B B 1, 5.25% 5/15/2054	500,000	527,882
NY Payroll Mobility Tax Series 2024A, 5% 5/15/2044	50,000	52,721
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 5% 5/15/2038	35,000	38,359
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 5% 5/15/2044	40,000	41,805
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 5% 5/15/2047	50,000	51,714
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2043	30,000	31,644
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2048	45,000	46,570
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2024ASUB A 1, 5% 5/15/2044	55,000	58,161
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2024ASUB A 1, 5% 5/15/2054	90,000	93,423
		25,130,639
Transportation - 0.9%
Metropolitan Transn Auth NY Rv Series 2016 B, 5% 11/15/2029	115,000	117,932
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2035	65,000	66,068
Metropolitan Transn Auth NY Rv Series 2017 D, 4% 11/15/2042	80,000	73,627
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2036	30,000	30,078
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	45,000	46,573
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2046	70,000	62,440
Metropolitan Transn Auth NY Rv Series 2021 A 2, 4% 11/15/2041	25,000	23,513
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2039	50,000	53,618
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2038	95,000	95,309
New York St Twy Auth Gen Rev Series O, 4% 1/1/2043	100,000	95,809
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2042 (d)	510,000	453,386
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2032 (d)	100,000	106,695
New York Transportation Development Corp (JFK Intl New Terminal One Proj.) 4.625% 6/30/2054 (Assured Guaranty Inc Insured) (d)	500,000	479,366
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2049 (Assured Guaranty Inc Insured) (d)	500,000	500,975
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2054 (Assured Guaranty Inc Insured) (d)	780,000	778,346
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 6% 6/30/2045 (Assured Guaranty Inc Insured) (d)	600,000	659,672
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 4.5% 12/31/2054 (Assured Guaranty Inc Insured) (d)	500,000	471,019
Triborough Brdg & Tunl NY Revs 5% 11/15/2037	140,000	154,850
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2048	205,000	213,253
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5% 11/15/2042	95,000	101,914
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 2, 5% 11/15/2043	220,000	234,492
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 2, 5% 11/15/2044	40,000	42,405
		4,861,340
Water & Sewer - 0.1%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2046	70,000	74,270
New York NY Cty Muni Wtr Fin Auth Series DD, 3.625% 6/15/2048	125,000	107,698
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 DD, 3% 6/15/2038	40,000	36,164
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 SUB AA 2, 3% 6/15/2040	125,000	107,856
		325,988
TOTAL NEW YORK		41,157,690
North Carolina - 0.2%
General Obligations - 0.0%
North Carolina St Gen. Oblig. Series 2018 A, 3.25% 6/1/2036	25,000	24,437
Health Care - 0.1%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	310,000	330,625
North Carolina Med Care Commn Health Care Facs Rev (Novant Health Inc Proj.) Series 2019A, 4% 11/1/2052	85,000	74,571
		405,196
Housing - 0.1%
NC Hsg Fin Agy Homeownership Rev Series 54 A, 6.25% 1/1/2055	105,000	117,526
North Carolina Housing Finance Agency Series 55 A, 4.35% 1/1/2044	200,000	198,730
		316,256
Transportation - 0.0%
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2053	200,000	206,135
Water & Sewer - 0.0%
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2043	90,000	71,457
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2046	125,000	94,348
		165,805
TOTAL NORTH CAROLINA		1,117,829
North Dakota - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 4% 6/1/2046 (Assured Guaranty Inc Insured)	25,000	23,888
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 4% 6/1/2051 (Assured Guaranty Inc Insured)	140,000	126,375
		150,263
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	110,000	119,755
Other - 0.0%
North Dakota Pub Fin Auth Series 2024A, 5% 10/1/2036	65,000	74,125
TOTAL NORTH DAKOTA		344,143
Ohio - 1.4%
Education - 0.2%
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series A, 5% 10/1/2048	1,000,000	1,027,482
Ohio St Higher Ed Fac Comm Series A, 5% 2/1/2041	50,000	52,376
Ohio St Univ Gen Rcpts Series 2021 A, 5% 12/1/2036	40,000	44,107
University Cincinnati OH Gen Series 2024A, 5% 6/1/2049	200,000	207,285
		1,331,250
Electric Utilities - 0.0%
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005C, 3.7% 4/1/2028 (d)	100,000	100,114
Escrowed/Pre-Refunded - 0.0%
Ohio St Hsg Fin Agy Res Mtg Rev Series 2019B, 4% 1/1/2046 (Pre-refunded to 1/1/2029 at 100)	25,000	26,174
General Obligations - 0.3%
City of Columbus OH Gen. Oblig. Series 2021 A, 5% 4/1/2036	40,000	43,385
Cleveland Ohio Mun Sch Dist Series 2025, 5.25% 12/1/2052	250,000	262,803
Cleveland-Cuyahoga County Port Authority (Cuyahoga Cnty OH Proj.) Series 2013, 4% 7/1/2040	230,000	224,747
Cuyahoga OH Cmnty College Dist Gen. Oblig. Series 2018, 3.5% 12/1/2040	30,000	27,582
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	40,000	42,962
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series A, 5% 10/1/2037	75,000	76,695
Ohio St Parks & Rec Cap Facs (State of Ohio Proj.) Series 2018 A, 5% 12/1/2038	25,000	26,017
State of Ohio 5% 3/1/2040	115,000	125,018
State of Ohio Gen. Oblig. 5% 3/1/2037	50,000	55,957
State of Ohio Gen. Oblig. 5% 3/1/2039	110,000	120,771
State of Ohio Gen. Oblig. Series 2020 C, 5% 3/1/2036	40,000	43,865
State of Ohio Gen. Oblig. Series 2020 C, 5% 3/1/2038	70,000	75,537
State of Ohio Gen. Oblig. Series 2020 C, 5% 3/1/2040	75,000	79,718
State of Ohio Gen. Oblig. Series 2023A, 5% 3/15/2037	60,000	66,883
State of Ohio Gen. Oblig. Series 2023A, 5% 9/1/2037	100,000	111,643
State of Ohio Series 2018A, 5% 4/1/2031	35,000	36,895
State of Ohio Series 2018A, 5% 4/1/2032	120,000	125,995
		1,546,473
Health Care - 0.3%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2030	80,000	87,710
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) Series 2017 A, 4% 8/1/2047	160,000	143,158
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2017 OH, 4% 12/1/2046	70,000	63,353
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2042	265,000	266,546
Montgomery Cnty OH Hosp Rev (Miami Valley Hospital, OH Proj.) Series 2019A, 4% 11/15/2042	25,000	22,423
Ohio St Hosp Rev Series 2020 A, 5% 1/15/2050	300,000	298,531
Ohio St Hsg Fin Agy Res Mtg Rev Series 2019B, 4% 1/1/2046 (Pre-refunded to 1/1/2046 at 100)	405,000	368,426
		1,250,147
Housing - 0.1%
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) 4.55% 9/1/2045	500,000	497,803
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) 4.9% 9/1/2048	115,000	117,615
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 B, 4.55% 9/1/2047	65,000	64,926
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2017 D, 4% 3/1/2048	35,000	35,102
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 3.95% 9/1/2039	215,000	213,000
		928,446
Other - 0.1%
Toledo Lucas County Public Library Gen. Oblig. 5% 12/1/2050	280,000	292,527
Special Tax - 0.0%
Akron OH Income Tax Rev 4% 12/1/2026	60,000	60,916
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2037	60,000	61,440
State of Ohio Gen. Oblig. Series Y, 5% 5/1/2038	35,000	38,856
		161,212
Transportation - 0.3%
Columbus OH Regl Arpt Au Rev 5.5% 1/1/2050 (d)	1,100,000	1,157,525
Water & Sewer - 0.1%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2035	110,000	103,282
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2037	40,000	42,825
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2021 A, 5% 12/1/2040	120,000	127,796
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2021 A, 5% 12/1/2046	20,000	20,884
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2024A, 5% 12/1/2039	90,000	99,513
Ohio Water Development Authority (Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Proj.) Series 2021 A, 5% 12/1/2036	85,000	92,878
Ohio Water Development Authority (Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Proj.) Series 2021 A, 5% 12/1/2037	55,000	59,642
Ohio Water Development Authority 5% 12/1/2042	200,000	212,363
		759,183
TOTAL OHIO		7,553,051
Oklahoma - 0.4%
Education - 0.0%
Oklahoma Development Finance Authority Series 2016 D, 3% 6/1/2041	325,000	276,800
Electric Utilities - 0.0%
Grand River Dam Auth Okla Rev Series 2023, 5% 6/1/2038	70,000	76,280
General Obligations - 0.1%
Canadian County Educational Facilities Authority (Mustang Public Schools Proj.) 5% 9/1/2028	45,000	45,832
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5.25% 7/1/2050	300,000	320,674
		366,506
Housing - 0.1%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2025 C, 5% 9/1/2047	700,000	715,279
Lease Revenue - 0.1%
OK Cnty Okla Fin Auth Edl Facs Lease Rev 5% 9/1/2036	50,000	54,474
OK Cnty Okla Fin Auth Edl Facs Lease Rev 5% 9/1/2041	360,000	378,132
		432,606
Pooled Loans - 0.0%
Oklahoma St Wtr Res Bd St Loan Series 2024B, 5.25% 10/1/2044	60,000	63,431
Transportation - 0.1%
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev Series 2016, 4% 7/1/2034	120,000	120,691
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2042	25,000	26,872
Oklahoma St Tpk Auth Tpk Rev Series 2017C, 5% 1/1/2036	150,000	153,379
Oklahoma St Tpk Auth Tpk Rev Series 2018A, 5% 1/1/2036	90,000	92,027
		392,969
Water & Sewer - 0.0%
Oklahoma St Wtr Res Brd Rev Fd Series 2024, 5% 4/1/2045	95,000	100,398
TOTAL OKLAHOMA		2,424,269
Oregon - 1.9%
Education - 0.1%
University Oregon Gen Rev Series 2020A, 5% 4/1/2050	600,000	609,523
General Obligations - 0.8%
Benton & Lynch Cnty or SD 509j Series 2018A, 5% 6/15/2038 (f)	250,000	259,673
Clackamas Cnty OR Sch Dist No 62 Series 2018 B, 5% 6/15/2049 (Oregon St Guaranteed)	700,000	714,558
Multnomah Cnty OR Sch Dist 40 Series A, 0% 6/15/2051 (e)	2,000,000	536,334
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020, 5% 6/15/2032 (Oregon St Guaranteed)	100,000	110,444
Oregon St Gen. Oblig. Series 2017 H, 5% 8/1/2042	1,500,000	1,515,341
Oregon St Gen. Oblig. Series 2019 G, 5% 8/1/2039	55,000	57,833
Oregon St Gen. Oblig. Series 2023 A, 5% 5/1/2038	185,000	205,332
Oregon St Gen. Oblig. Series 2023 A, 5% 5/1/2040	60,000	65,213
Oregon St Gen. Oblig. Series F, 5% 5/1/2031	600,000	607,349
Salem Keizer School Dist Series 2018, 5% 6/15/2029	25,000	26,737
Salem Keizer School Dist Series 2018, 5% 6/15/2032 (Oregon St Guaranteed)	20,000	21,267
Washington Clark County SD23 Series 2019 A, 5% 6/15/2038	35,000	36,881
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2035 (Oregon St Guaranteed)	90,000	92,373
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2038 (Oregon St Guaranteed)	50,000	50,977
		4,300,312
Health Care - 0.2%
Deschutes Co OR Hfa Hosp Rev Series 2016 A, 4% 1/1/2046	450,000	405,325
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 4% 8/15/2050	580,000	500,712
Oregon Hlth Sciences Univ Rev Series 2016 B, 5% 7/1/2038	225,000	226,351
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	175,000	122,783
		1,255,171
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt Series 2025A, 5.05% 7/1/2050	600,000	611,803
Special Tax - 0.5%
Oregon St Dept Admin Lottery 5% 4/1/2033	1,235,000	1,425,261
Oregon St Dept Admin Lottery 5% 4/1/2043	115,000	122,106
Oregon St Dept Admin Lottery Series 2022 A, 5% 4/1/2039	135,000	146,131
Oregon St Dept Admin Lottery Series 2022 A, 5% 4/1/2040	70,000	75,186
Oregon St Dept Admin Lottery Series 2022 A, 5% 4/1/2041	165,000	176,011
Oregon St Dept Trans Hwy User Tax Rev Series 2019A, 5% 11/15/2038	55,000	58,116
Oregon St Dept Trans Hwy User Tax Rev Series 2019A, 5% 11/15/2042	355,000	368,572
Oregon St Dept Trans Hwy User Tax Rev Series 2020 A, 5% 11/15/2035	140,000	152,877
		2,524,260
Transportation - 0.0%
Port of Portland Arpt Rev Series TWENTY EIGHT, 5% 7/1/2033 (d)	50,000	54,990
Port of Portland Arpt Rev Series TWENTY FIVE B, 5% 7/1/2039 (d)	95,000	97,268
Tri County Met Dist Series 2018 A, 5% 10/1/2029	80,000	84,097
		236,355
Water & Sewer - 0.2%
Portland OR Swr Sys Rev Series 2018 A, 4.5% 5/1/2031	295,000	297,562
Portland OR Swr Sys Rev Series 2018 A, 4.5% 5/1/2036	355,000	357,099
Portland OR Swr Sys Rev Series 2025A, 5% 10/1/2042	200,000	216,291
		870,952
TOTAL OREGON		10,408,376
Pennsylvania - 4.5%
Education - 0.3%
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2031 (d)	500,000	532,685
Pennsylvania Higher Educational Facilities Authority 3% 6/15/2045	100,000	74,737
Pennsylvania St Univ Series 2022 A, 5.25% 9/1/2052	50,000	52,531
Pennsylvania St Univ Series 2023, 5% 9/1/2043	75,000	79,418
Pennsylvania St Univ Series 2025A, 5.25% 9/1/2050	400,000	428,374
Pennsylvania St Univ Series 2025A, 5.5% 9/1/2055	500,000	544,860
		1,712,605
Electric Utilities - 0.0%
Philadelphia PA Gas Wks Rev Series 15TH, 5% 8/1/2034	100,000	102,733
General Obligations - 1.5%
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Inc Insured)	940,000	922,491
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2032	280,000	294,204
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2033	85,000	88,962
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2034	40,000	41,716
Lancaster PA Sch Dist 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	525,000	565,711
Montgomery Cnty PA Gen. Oblig. 5% 7/1/2038	145,000	158,699
Pennsylvania St Gen. Oblig. Series 2016, 4% 2/1/2031	25,000	25,108
Pennsylvania St Gen. Oblig. Series 2016, 4% 2/1/2032	250,000	250,993
Pennsylvania St Gen. Oblig. Series 2016, 4% 2/1/2033	80,000	80,284
Pennsylvania St Gen. Oblig. Series 2016, 4% 9/15/2031	50,000	50,589
Pennsylvania St Gen. Oblig. Series 2018, 3.75% 3/1/2039 (Assured Guaranty Inc Insured)	615,000	615,486
Pennsylvania St Gen. Oblig. Series 2018, 4% 3/1/2034 (Assured Guaranty Inc Insured)	1,500,000	1,534,598
Pennsylvania St Gen. Oblig. Series FIRST 2023, 4% 9/1/2042	110,000	108,092
Pennsylvania St Gen. Oblig. Series FIRST 2024, 4% 8/15/2043	380,000	369,002
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2045	260,000	278,719
Philadelphia PA Sch Dist 4% 9/1/2037	125,000	125,793
Philadelphia PA Sch Dist 5% 9/1/2031	30,000	32,390
Philadelphia PA Sch Dist 5% 9/1/2037	50,000	51,761
Philadelphia PA Sch Dist Series F, 5% 9/1/2027	55,000	55,983
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2030	1,345,000	1,376,935
Wilkes Barre PA Asd Series 2019, 3.75% 4/15/2044	1,120,000	961,229
Wilkes Barre PA Asd Series 2019, 4% 4/15/2049	150,000	139,170
		8,127,915
Health Care - 0.9%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2033	705,000	735,379
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2034	100,000	104,042
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2036	50,000	49,466
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2019, 4% 8/15/2044	100,000	89,898
Geisinger Auth PA Hlth Sys Rev (Geisinger Health System Foundation Proj.) Series 2020A, 4% 4/1/2050	70,000	62,019
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 5% 2/15/2032	285,000	292,543
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	500,000	509,784
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020A, 4% 4/1/2039	110,000	107,257
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) Series 2022B, 5% 2/15/2038	230,000	243,875
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	125,000	107,321
Northampton Cnty PA Gen Purp Auth Hosp Rev Series 2024A 1, 5% 8/15/2027	40,000	41,489
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5.25% 7/1/2046	90,000	90,453
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2047	200,000	202,183
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023A SUB A1, 5% 5/15/2031	75,000	82,751
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2016 C, 3% 8/15/2041	405,000	341,142
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2019, 3% 8/15/2047	530,000	415,766
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2019, 4% 8/15/2044	265,000	243,954
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2019, 4% 8/15/2049	395,000	351,921
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp of Phil, PA Proj.) Series 2024A, 5.25% 7/1/2049	185,000	196,642
Philadelphia PA Auth For Indl Dev Hosp Rev Series 2024A, 5% 7/1/2045	65,000	68,219
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2032	45,000	45,997
		4,382,101
Housing - 0.4%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2016 121, 3.1% 10/1/2036	70,000	65,416
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.125% 10/1/2035	125,000	103,997
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2024 144A, 4.6% 10/1/2049	205,000	201,505
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2024 145A, 4.75% 10/1/2049	100,000	99,440
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2025 148A, 4.625% 10/1/2045	200,000	197,667
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2024 147A, 4.5% 10/1/2044	700,000	691,132
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2024 146A, 4.75% 4/1/2053	130,000	128,850
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2025 149A, 5.2% 10/1/2050	250,000	252,773
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2025 150A, 5.15% 10/1/2045	500,000	507,986
		2,248,766
Industrial Development - 0.1%
Lehigh Cnty PA Ida Pollution Ctl Rev Series 2016 A, 3% 9/1/2029	385,000	386,993
Lehigh Cnty PA Ida Pollution Ctl Rev Series 2016 B, 2.625% 2/15/2027	175,000	174,848
		561,841
Lease Revenue - 0.1%
Philadelphia Housing Authority Series 2025A, 5% 3/1/2043	580,000	590,578
Special Tax - 0.1%
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series 2021 A, 5% 12/1/2046	30,000	30,638
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series B, 5% 12/1/2030	260,000	266,319
Southeastern PA Transn Auth Rev 5.25% 6/1/2040	65,000	70,677
Southeastern PA Transn Auth Rev 5.25% 6/1/2043	65,000	69,156
Southeastern PA Transn Auth Rev 5.25% 6/1/2047	95,000	99,396
		536,186
Transportation - 0.9%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2056 (d)	500,000	422,033
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2056	200,000	201,401
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2040 (Assured Guaranty Inc Insured) (d)	70,000	74,047
Pennslyvania Dev Fing Auth Rev Series 2015, 5% 12/31/2029 (d)	205,000	207,328
Pennsylvania Turnpike Commission 4.125% 12/1/2050	125,000	115,734
Pennsylvania Turnpike Commission 5% 12/1/2043	125,000	133,892
Pennsylvania Turnpike Commission 5% 12/1/2043	100,000	107,114
Pennsylvania Turnpike Commission 5% 12/1/2045	275,000	292,109
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2031	220,000	230,051
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2031	70,000	73,198
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2034	60,000	62,335
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2036	120,000	124,464
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2037	50,000	51,720
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2038	355,000	374,960
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2039	100,000	104,922
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2039	75,000	78,844
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2034	30,000	32,621
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2036	85,000	91,362
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2045	1,000,000	1,029,737
Pennsylvania Turnpike Commission Series 2021 A, 3% 12/1/2042	410,000	332,790
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2046	50,000	51,440
Pennsylvania Turnpike Commission Series 2023 A, 5% 12/1/2037	40,000	44,143
Pennsylvania Turnpike Commission Series 2023 A, 5.25% 12/1/2053	30,000	31,444
Pennsylvania Turnpike Commission Series 2024C, 5% 12/1/2041	25,000	26,988
Pennsylvania Turnpike Commission Series 2024C, 5% 12/1/2047	115,000	120,389
Pennsylvania Turnpike Commission Series B 1, 5% 6/1/2032	70,000	72,445
Pennsylvania Turnpike Commission Series B 2, 5% 6/1/2034 (Assured Guaranty Inc Insured)	45,000	46,399
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (d)	500,000	507,613
		5,041,523
Water & Sewer - 0.2%
Allegheny Cnty PA San Auth Swr Series 2024, 4% 12/1/2044	450,000	425,243
Allegheny Cnty PA San Auth Swr Series 2024, 4% 12/1/2049	215,000	198,144
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2053	400,000	403,910
Philadelphia PA Wtr & Wastewtr Series 2020A, 5% 11/1/2050	200,000	202,990
		1,230,287
TOTAL PENNSYLVANIA		24,534,535
Rhode Island - 0.2%
Education - 0.0%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2039	20,000	21,529
General Obligations - 0.0%
Providence RI Pub Bldgs Auth Rev (Providence RI Proj.) 5.25% 9/15/2040	75,000	82,003
Rhode Island & Providence Plantations Gen. Oblig. Series 2018 A, 4% 4/1/2034	45,000	45,918
Rhode Island & Providence Plantations Gen. Oblig. Series 2019C, 3% 1/15/2039	30,000	26,522
Rhode Island & Providence Plantations Gen. Oblig. Series 2019C, 4% 1/15/2035	75,000	76,624
Rhode Island Health and Educational Building Corp (East Providence RI Proj.) 5% 5/15/2046	200,000	206,660
Rhode Island St Gen. Oblig. Series 2022A, 5% 8/1/2040	60,000	64,612
		502,339
Housing - 0.2%
Rhode Is Hsg & Mtg Fin Cor Series 84 A, 4.4% 10/1/2044	130,000	128,831
Rhode Island Hsg & Mtg Fin Cp 4.95% 10/1/2053	100,000	101,759
Rhode Island Hsg & Mtg Fin Cp 5% 10/1/2042	60,000	62,327
		292,917
TOTAL RHODE ISLAND		816,785
South Carolina - 0.4%
Education - 0.0%
Univ SC Higher Ed Rev (Univ SC Higher Ed Rev Proj.) Series 2021 A, 5% 5/1/2046	30,000	31,004
Electric Utilities - 0.0%
South Carolina St Svc Auth Rev 5.5% 12/1/2040	50,000	54,625
South Carolina St Svc Auth Rev Series 2022 B, 4% 12/1/2043	50,000	46,168
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2044	20,000	20,771
		121,564
General Obligations - 0.0%
Horry Cnty SC Sch Dist Series 2015A, 3.5% 3/1/2031	130,000	130,043
Richland Cnty SC Sch Dist #2 Series 2023A, 5% 3/1/2035	100,000	111,546
Richland Cnty SC Sch Dist #2 Series 2023A, 5% 3/1/2038	60,000	65,443
		307,032
Health Care - 0.1%
Lexington Cnty SC Health Svcs (Lexington Medical Center, SC Proj.) Series 2016, 5% 11/1/2035	40,000	40,371
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2037	175,000	191,664
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.25% 11/1/2041	285,000	306,872
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2045	40,000	42,756
		581,663
Housing - 0.0%
South Carolina Hsg Fin Dev Aut Series 2023A, 5.75% 1/1/2054	20,000	21,781
Lease Revenue - 0.1%
Lancaster Cnty SC Pub Facs Corp Installment Rev Series 2023, 5% 6/1/2041	200,000	208,024
Lancaster Cnty SC Pub Facs Corp Installment Rev Series 2023, 5% 6/1/2042	110,000	113,816
		321,840
Special Tax - 0.1%
Charlston Cnty SC Gen. Oblig. Series 2021 A, 2% 11/1/2038	420,000	325,424
Transportation - 0.1%
South Carolina St Ports Auth Series 2015, 4% 7/1/2045 (d)	355,000	321,562
South Carolina St Ports Auth Series 2018, 5% 7/1/2035 (d)	105,000	108,854
		430,416
TOTAL SOUTH CAROLINA		2,140,724
South Dakota - 0.2%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) Series 2024A, 5% 7/1/2031	75,000	83,043
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) Series 2024A, 5% 7/1/2043	50,000	53,063
South Dakota St Hlth & Edl Fac Series 2024A, 5.25% 7/1/2054	445,000	465,762
		601,868
Housing - 0.1%
South Dakota Housing Development Authority Series 2023 D, 6% 11/1/2054	150,000	161,458
South Dakota Hsg Dev Aut Series 2024C, 4.5% 11/1/2044	150,000	149,148
		310,606
TOTAL SOUTH DAKOTA		912,474
Tennessee - 2.7%
Education - 0.0%
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5.25% 7/1/2049	200,000	206,262
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2021, 4% 5/1/2046	60,000	54,286
Tennessee St Sch Bd Auth (Tennessee Board of Regents Proj.) 5% 11/1/2038	60,000	65,403
Tennessee St Sch Bd Auth (University of Tennessee Proj.) 5% 11/1/2041	25,000	26,681
Tennessee St Sch Bd Auth (University of Tennessee Proj.) 5% 11/1/2042	45,000	47,674
Tennessee St Sch Bd Auth 5% 11/1/2040	120,000	129,080
		529,386
General Obligations - 0.6%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	25,000	23,963
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2022 B, 4% 1/1/2042	275,000	268,437
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2032 (e)	1,500,000	1,160,810
Sullivan Cnty Tenn Gen. Oblig. Series 2017, 3.625% 5/1/2046	100,000	86,270
Tennergy Corp Tenn Gas Revenue 5% tender 10/1/2054 (b)	80,000	85,712
Tennergy Corp Tenn Gas Revenue Series 2021 A, 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	170,000	174,181
Tennessee Energy Acquisition Corp Commodity Proj Rev Series 2021 A, 5% tender 5/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	300,000	322,718
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	40,000	40,749
Tennessee Engy Acq Crp Gas Rev 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	830,000	866,477
		3,029,317
Health Care - 0.7%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	90,000	80,235
Chattanooga Health Educational & Housing Facility Board Series 2024, 5% 12/1/2038	55,000	58,808
Chattanooga Health Educational & Housing Facility Board Series 2024, 5% 12/1/2039	70,000	74,212
Chattanooga Health Educational & Housing Facility Board Series 2024, 5.25% 12/1/2042	75,000	80,105
Greeneville TN Health & Edl Facs Brd Hosp Rev Series 2018A, 4% 7/1/2040	560,000	541,170
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2015, 5% 4/1/2036	100,000	100,041
Johnson City TN Health & Edl (Ballad Health Proj.) Series 2023A, 5% 7/1/2034	375,000	411,820
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev Series 2019, 4% 11/15/2048	425,000	368,000
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2016 A, 5% 7/1/2031	35,000	35,454
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2024A, 5% 7/1/2029	400,000	430,958
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev Series 2016 A, 5% 7/1/2046	1,000,000	1,001,103
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2030	85,000	87,308
		3,269,214
Housing - 0.1%
Tennessee Housing Development Agency Series 2019 1, 4.25% 1/1/2050	230,000	232,080
Tennessee Hsg Dev Agy Residential Fin Prog Rev 6% 1/1/2056	150,000	166,116
		398,196
Other - 0.6%
Hamilton Cntytenn Gen. Oblig. Series 2024 A, 5% 8/1/2039	160,000	177,673
Memphis TN Gen. Oblig. 5% 4/1/2044	85,000	89,530
Memphis TN Gen. Oblig. Series 2024A, 5% 4/1/2039	140,000	152,990
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2024C, 4% 1/1/2045	355,000	336,219
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2024C, 5% 1/1/2042	200,000	215,034
Rutherford Cnty TN Gen. Oblig. Series 2023, 5% 4/1/2038	205,000	225,059
Shelby Cnty TN Gen. Oblig. 5% 4/1/2038	420,000	458,000
Shelby Cnty TN Gen. Oblig. 5% 4/1/2039	560,000	606,513
Shelby Cnty TN Gen. Oblig. 5% 4/1/2040	55,000	59,019
Shelby Cnty TN Gen. Oblig. Series 2025A, 5% 4/1/2039	60,000	66,301
Shelby Cnty TN Gen. Oblig. Series 2025A, 5% 4/1/2041	600,000	649,317
Shelby Cnty TN Gen. Oblig. Series 2025A, 5% 4/1/2043	150,000	159,934
		3,195,589
Special Tax - 0.3%
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5% 7/1/2040 (Assured Guaranty Inc Insured)	95,000	101,656
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	125,000	132,560
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5% 7/1/2043 (Assured Guaranty Inc Insured)	1,000,000	1,043,847
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5.25% 7/1/2048 (Assured Guaranty Inc Insured)	500,000	524,191
		1,802,254
Transportation - 0.3%
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (d)	30,000	30,457
Metro Nashville Arpt Auth Rev 5% 7/1/2029 (d)	1,000,000	1,072,772
Metro Nashville Arpt Auth Rev 5.5% 7/1/2041 (d)	100,000	106,689
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2033 (d)	250,000	265,751
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (d)	205,000	205,539
		1,681,208
Water & Sewer - 0.1%
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev Series 2021 A, 4% 7/1/2046	145,000	135,989
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev Series 2025, 5.25% 7/1/2055	380,000	404,144
		540,133
TOTAL TENNESSEE		14,445,297
Texas - 9.5%
Education - 0.2%
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System Proj.) Series 2021 A, 2.25% 8/15/2046	150,000	99,008
Board of Regents of the University of Texas System Series 2024A, 5% 8/15/2037	40,000	45,139
Clifton Higher Education Finance Corp Series 2019, 4% 8/15/2037	30,000	30,178
Texas A&M Univ Perm Univ Fund Series 2025A, 5% 7/1/2052	110,000	114,794
Texas A&M Univ Revs Series 2024A, 5% 5/15/2038	180,000	199,806
Texas A&M Univ Revs Series 2024A, 5% 5/15/2042	350,000	374,189
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2033	35,000	36,008
Texas Tech Univ Revs Series 2023A, 5% 2/15/2040	190,000	204,789
University Houston TX Univ Rev Series 2022A, 5% 2/15/2040	75,000	79,787
		1,183,698
Electric Utilities - 0.8%
Austin TX Elec Util Sys Rev Series 2023, 5.25% 11/15/2053	1,000,000	1,052,785
Austin TX Elec Util Sys Rev Series 2024, 5% 11/15/2038	125,000	137,705
City of Georgetown TX Series 2022, 5% 8/15/2037 (Assured Guaranty Inc Insured)	70,000	75,499
City of Georgetown TX Series 2022, 5% 8/15/2039 (Assured Guaranty Inc Insured)	110,000	116,783
City of Georgetown TX Series 2024, 5% 8/15/2043	165,000	172,630
Corpus Christi TX Util Sys Rev Series 2022B, 5% 7/15/2047	25,000	25,774
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2037	30,000	30,563
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2016, 5% 5/15/2027	70,000	71,070
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022, 5% 5/15/2037	200,000	214,320
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022, 5% 5/15/2042	145,000	149,562
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2044 (Assured Guaranty Inc Insured)	160,000	166,844
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2042 (Assured Guaranty Inc Insured)	85,000	89,855
Lower Colorado River Authority Series 2019 A, 5% 5/15/2044	50,000	50,960
Lower Colorado River Authority Series 2020 A, 5% 5/15/2045	30,000	30,599
Lower Colorado River Authority Series 2022, 5% 5/15/2039 (Assured Guaranty Inc Insured)	215,000	228,719
Lower Colorado River Authority Series 2023A, 5.25% 5/15/2048	275,000	286,782
Lower Colorado River Authority Series 2024, 5% 5/15/2036	40,000	44,115
Lower Colorado River Authority Series 2024, 5% 5/15/2042	215,000	225,213
San Antonio TX Elec & Gas Rev 5% 2/1/2036	40,000	43,418
San Antonio TX Elec & Gas Rev 5% 2/1/2038	120,000	128,019
San Antonio TX Elec & Gas Rev 5% 2/1/2040	75,000	80,452
San Antonio TX Elec & Gas Rev 5.25% 2/1/2044	35,000	37,382
San Antonio TX Elec & Gas Rev 5.25% 2/1/2049	100,000	105,608
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2032	500,000	503,665
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2037	130,000	139,011
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2038	35,000	37,144
		4,244,477
General Obligations - 5.2%
Aldine TX Indpt Sch Dist 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	690,000	754,631
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	80,000	88,260
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	195,000	213,265
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	60,000	64,866
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	40,000	42,473
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	85,000	89,692
Arlington TX Ind Sch Dist Series 2022, 5% 2/15/2037	60,000	64,886
Austin Tex Gen. Oblig. Series 2020, 5% 9/1/2040	55,000	57,923
Austin Tex Gen. Oblig. Series 2023, 5% 9/1/2039	150,000	163,674
Austin Tex Gen. Oblig. Series 2023, 5% 9/1/2041	100,000	107,590
Austin TX Indpt Sch Dist 5% 8/1/2037 (Permanent Sch Fund of Texas Guaranteed)	40,000	44,564
Austin TX Indpt Sch Dist 5% 8/1/2042	75,000	79,658
Barbers Hill TX Indpt Sch Dist Series 2022, 5% 2/15/2037	270,000	294,275
Barbers Hill TX Indpt Sch Dist Series 2022, 5% 2/15/2042	105,000	110,737
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2016, 4% 2/15/2034	1,000,000	1,001,299
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 3% 2/15/2034	100,000	94,750
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 3% 2/15/2036	110,000	100,942
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 4% 2/15/2037	90,000	90,228
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2022, 5% 2/15/2037	60,000	65,571
Birdville TX Indpt Sch Dist Series 2023A, 5% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	80,000	82,801
Cedar Hill TX Indpt Sch Dist Series 2024, 4% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	250,000	229,329
Cedar Hill TX Indpt Sch Dist Series 2024, 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	120,000	125,826
Celina Tex Gen. Oblig. Series 2024, 4.125% 9/1/2047	55,000	51,464
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 4% 8/15/2032	170,000	173,464
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 5% 8/15/2026	75,000	76,605
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2020A, 4% 8/15/2034	145,000	149,552
Conroe TX Isd Series 2018, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	235,000	248,625
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	260,000	286,846
County of Collin TX Gen. Oblig. 4% 2/15/2035	50,000	51,105
County of Collin TX Gen. Oblig. 5% 2/15/2033	1,000,000	1,139,085
County of Collin TX Gen. Oblig. 5% 2/15/2038	70,000	77,245
Cypress-Fairbanks TX Isd Series 2022A, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	100,000	105,407
Cypress-Fairbanks TX Isd Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	265,000	292,848
Cypress-Fairbanks TX Isd Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	320,000	350,239
Cypress-Fairbanks TX Isd Series 2023A, 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	125,000	130,935
Cypress-Fairbanks TX Isd Series 2024B, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	200,000	219,035
Cypress-Fairbanks TX Isd Series 2024B, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	40,000	42,589
Dallas TX Gen. Oblig. Series 2017, 3.25% 2/15/2037 (Assured Guaranty Inc Insured)	900,000	845,970
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2027	50,000	51,661
Dallas TX Gen. Oblig. Series 2023A, 5% 2/15/2035	85,000	95,192
Dallas TX ISD 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	80,000	90,163
Dallas TX ISD 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	60,000	66,397
Dallas TX ISD 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	40,000	44,110
Dallas TX ISD 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	30,000	32,250
Dallas TX ISD 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	110,000	119,907
Dallas TX ISD Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	30,000	32,321
Del Valle Tex Indpt Sch Dist Series 2022, 4% 6/15/2037 (Permanent Sch Fund of Texas Guaranteed)	35,000	35,895
Denton Independent School District Series 2016, 5% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed)	50,000	50,367
Denton Independent School District Series 2025A, 5% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	500,000	529,199
Eagle Mtn & Saginaw TX Isd Series 2021, 3% 8/15/2039	55,000	48,263
Ector Cnty TX Gen. Oblig. Series 2024, 5% 2/15/2038	400,000	440,789
Ector Cnty TX Gen. Oblig. Series 2024, 5% 2/15/2041	125,000	133,580
Ector Cnty TX Gen. Oblig. Series 2024, 5% 2/15/2043	930,000	980,192
El Paso Cnty TX Hosp Dist Gen. Oblig. Series 2025, 5.5% 2/15/2050 (Assured Guaranty Inc Insured)	250,000	265,801
El Paso Independent School District Series 2019, 4% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	225,000	229,706
El Paso Tex Gen. Oblig. Series 2016, 4% 8/15/2029	125,000	126,136
El Paso Tex Gen. Oblig. Series 2016, 4% 8/15/2031	105,000	105,823
Forney TX Indpt Sch Dis Series 2022B, 5% 8/15/2038	35,000	37,667
Forney TX Indpt Sch Dis Series 2022B, 5% 8/15/2039 (Permanent Sch Fund of Texas Guaranteed)	80,000	85,578
Forney TX Indpt Sch Dis Series 2022B, 5% 8/15/2040	30,000	31,859
Fort Bend TX Indpt Sch Dist Series 2019B, 4% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	110,000	112,762
Fort Worth TX Gen. Oblig. Series 2023, 5% 3/1/2038	60,000	64,935
Fort Worth TX Gen. Oblig. Series 2023, 5% 3/1/2039	345,000	370,813
Fredericksburg Tex Indpt Sch Dist Series 2022, 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	235,000	242,647
Frisco Tex Indpt Sch Dis Series 2023, 5% 2/15/2043	55,000	57,869
Frisco Tex Indpt Sch Dis Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	150,000	165,488
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Series 2020A, 3% 10/1/2038	135,000	120,482
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Series 2022 A, 5.25% 10/1/2037	435,000	480,582
Harris Cnty TX Gen. Oblig. Series 2023 A, 4.25% 9/15/2048	500,000	488,538
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2040	60,000	65,067
Harris Cnty TX Series 2016 A, 5% 8/15/2033	70,000	70,870
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	25,000	25,330
Houston TX Gen. Oblig. 5% 3/1/2032	25,000	25,732
Houston TX Gen. Oblig. 5% 3/1/2039	225,000	245,477
Houston TX Gen. Oblig. 5% 3/1/2040	45,000	48,560
Houston TX Gen. Oblig. 5% 3/1/2043	140,000	148,473
Houston TX Gen. Oblig. Series 2016 A, 5% 3/1/2031	340,000	343,282
Houston TX Gen. Oblig. Series 2019 A, 4% 3/1/2044	55,000	51,251
Houston TX Gen. Oblig. Series 2019 A, 5% 3/1/2028	25,000	26,475
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2037	135,000	148,648
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2039	50,000	54,986
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2040	25,000	27,225
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2043	105,000	112,578
Houston TX Indpt Sch Dist Series 2018, 5% 7/15/2029	30,000	31,895
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2043 (Permanent Sch Fund of Texas Guaranteed)	110,000	116,009
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	120,000	125,873
Iraan Sheffield Tex Indpt Schdist Series 2025, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	575,000	610,102
Irving Tex Gen. Oblig. Series 2017, 3.125% 8/15/2038	125,000	111,656
Irving TX Indpt Sch Dist Series 2023, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	65,000	72,206
Irving TX Indpt Sch Dist Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	85,000	92,307
Irving TX Indpt Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	40,000	43,098
Judson TX Indpt Sch Dist Series 2016, 4% 2/1/2033	50,000	50,127
Judson TX Indpt Sch Dist Series 2024, 4% 2/1/2053 (Permanent Sch Fund of Texas Guaranteed)	65,000	59,117
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	25,000	26,107
Klein TX Indpt Sch Dist Series 2015, 4% 2/1/2045	325,000	299,796
LA Joya Tex Indpt Sch Dist Series 2013, 5% 2/15/2033	350,000	367,424
Lake Travis TX Indpt Sch Dist Series 2023, 5% 2/15/2037	50,000	54,643
Lamar TX Isd Series 2023 A, 5% 2/15/2040	45,000	48,123
Lamar TX Isd Series 2023 A, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	110,000	115,819
Lamar TX Isd Series 2023, 5% 2/15/2036 (Assured Guaranty Inc Insured)	95,000	105,025
Lamar TX Isd Series 2023, 5% 2/15/2037	40,000	43,846
Lamar TX Isd Series 2023, 5% 2/15/2038	30,000	32,578
Lamar TX Isd Series 2023, 5% 2/15/2041 (Assured Guaranty Inc Insured)	25,000	26,556
Lamar TX Isd Series 2024, 5% 2/15/2049 (Permanent Sch Fund of Texas Guaranteed)	505,000	525,194
Liberty Hill TX Indpt Sch Dist Series 2021, 3% 2/1/2040	35,000	30,293
Liberty Hill TX Indpt Sch Dist Series 2022, 3% 2/1/2051	170,000	124,906
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	35,000	37,807
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2040	40,000	42,677
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2041	100,000	106,068
New Caney TX Indpt Sch Dist New Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	195,000	212,972
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	130,000	141,455
Northwest Tex Indpt Sch Dist Series 2024, 5% 2/15/2049	105,000	108,907
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	110,000	115,244
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	30,000	31,267
Pflugerville Tex Indpt Sch Dist 5% 2/15/2037	225,000	244,415
Pflugerville Tex Indpt Sch Dist 5% 2/15/2039	35,000	37,344
Plano Independent School District 5% 2/15/2033	325,000	367,131
Plano Independent School District 5% 2/15/2036	35,000	38,448
Plano Independent School District 5% 2/15/2037	55,000	59,914
Port Houston Auth TX Harris Gen. Oblig. Series 2020 A 2, 4% 10/1/2037	30,000	30,317
Princeton TX Indpt Sch Dist Series 2023, 5.25% 2/15/2048	25,000	26,297
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	40,000	43,184
Roosevelt Tex Indpt Sch Dist Series 2025, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,290,000	1,377,393
Royse City TX Indpt Sch Dist Series 2023, 5% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	45,000	46,662
Sabine-Neches Tex Nav Dist Gen. Oblig. Series 2022, 4.625% 2/15/2047	1,000,000	1,000,139
Sabine-Neches Tex Nav Dist Gen. Oblig. Series 2022, 5.25% 2/15/2041	70,000	73,949
San Antonio TX Gen. Oblig. Series 2019, 3% 8/1/2035	90,000	84,862
San Antonio TX Gen. Oblig. Series 2024, 5% 2/1/2039	35,000	37,998
San Antonio TX Indpt Sch Dist Series 2022, 5% 8/15/2037 (Permanent Sch Fund of Texas Guaranteed)	75,000	81,994
Sherman TX Indpt Sch Dist Series 2023 B, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	215,000	239,273
Spring Branch Tex Indp Sch Dst Series 2022, 5% 2/1/2037	60,000	65,030
Spring Tex Indpt Sch Dist Series 2017, 5% 8/15/2029	220,000	224,269
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2036	270,000	296,141
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2037	185,000	201,345
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2038	940,000	1,014,810
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2039	130,000	139,449
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	1,000,000	1,075,740
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2028	35,000	35,414
Tomball TX Indpt Sch Dist 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	100,000	109,960
Tomball TX Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	280,000	305,321
Travis Cnty TX Gen. Oblig. Series 2024, 5% 3/1/2037	145,000	161,750
Waller TX Indpt Sch Dist Series 2023A, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	230,000	255,012
Waller TX Indpt Sch Dist Series 2023A, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	50,000	54,521
Waller TX Indpt Sch Dist Series 2025, 5.25% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,063,993
Williamson Cnty Tex Gen. Oblig. Series 2020, 5% 2/15/2032	75,000	80,409
Wylie Tex Indpt Sch Dist Collin Cnty Series 2024, 5% 8/15/2037 (Permanent Sch Fund of Texas Guaranteed)	45,000	49,631
		28,170,392
Health Care - 0.5%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2049 (b)	355,000	364,302
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 5% 10/1/2026	115,000	117,563
Harris Cnty TX Hosp Dist Rev Series 2016, 3.25% 2/15/2042	210,000	168,785
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2028	70,000	72,905
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% 11/15/2051	100,000	101,948
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2044	530,000	557,250
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2037	155,000	168,007
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2038	250,000	268,438
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2040	275,000	290,570
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2034	75,000	79,187
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2038	235,000	243,009
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2022 A, 5% tender 7/1/2053 (b)	120,000	132,651
		2,564,615
Housing - 0.2%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5% 7/1/2045	1,000,000	1,026,281
Texas St Dept Hsg & Cmnty Sfr Series 2023A, 5.75% 3/1/2054	20,000	21,756
		1,048,037
Lease Revenue - 0.3%
Greater Tex Cultural Ed Facs Fin Corp Tex Lease Rev Series 2021 A, 4% 3/1/2046	400,000	361,056
Greater Tex Cultural Ed Facs Fin Corp Tex Lease Rev Series 2021 A, 4% 3/1/2050	35,000	30,855
San Antonio Tex Pub Facs Corp Lease Rev (San Antonio TX Proj.) Series 2012, 4% 9/15/2042	1,455,000	1,329,220
		1,721,131
Other - 0.9%
Board of Regents of the University of Texas System Series 2024A, 5% 8/15/2044	100,000	106,468
Cedar Hill TX Indpt Sch Dist Series 2024, 5% 2/15/2042	35,000	37,113
Collin Cnty Tex Cmnty College Gen. Oblig. 5% 8/15/2037	475,000	521,716
Collin Cnty Tex Cmnty College Gen. Oblig. 5% 8/15/2039	120,000	129,933
County of Smith TX Gen. Oblig. Series 2023, 5% 8/15/2039	145,000	155,177
Longview Tex Indpt Sch Dist Series 2024, 5% 2/15/2038	40,000	44,276
Midland Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2034	575,000	647,537
Midland Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2037	350,000	384,607
Midland Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2042	70,000	73,761
Midland Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2044	645,000	675,591
Montgomery TX Indpt Sch Dist Series 2024A, 5% 2/15/2031	1,045,000	1,169,414
Northwest Tex Indpt Sch Dist Series 2024 A, 5% 2/15/2043	150,000	157,435
Northwest Tex Indpt Sch Dist Series 2024 A, 5% 2/15/2044	125,000	130,613
Pflugerville Tex Gen. Oblig. Series 2023, 5% 8/1/2048	30,000	30,986
Plano Independent School District Series 2025, 5% 2/15/2039	175,000	192,185
Sands Tex Cons Indpt Sch Dist 4% 2/15/2048	175,000	162,815
Sands Tex Cons Indpt Sch Dist 5% 2/15/2043	290,000	302,190
Williamson Cnty Tex Gen. Oblig. Series 2022, 4% 2/15/2041	45,000	44,481
Williamson Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2038	85,000	93,862
		5,060,160
Special Tax - 0.1%
Dallas TX Rapid Transit Sales Tax Rev Series 2020 A, 5% 12/1/2045	30,000	30,837
Houston TX Hotel Occ Tx & Spl Rev Series 2015, 4% 9/1/2044	465,000	426,457
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 4% 2/1/2032	155,000	160,497
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2031	50,000	53,789
Texas Pub Fin Auth Lease Rev Series 2019, 4% 2/1/2035	80,000	81,863
Texas Transn Commn Gen. Oblig. Series 2024, 5% 4/1/2040	50,000	54,185
		807,628
Transportation - 0.8%
Central TX Regl Mobility Auth Rev 5% 1/1/2038	50,000	52,987
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2050	50,000	44,902
Central TX Regl Mobility Auth Rev Series 2021 D, 4% 1/1/2037	35,000	35,246
City of Houston TX Airport System Revenue 4% 7/1/2041 (d)	365,000	337,744
City of Houston TX Airport System Revenue 5% 7/1/2034 (d)	500,000	538,257
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2027 (Assured Guaranty Inc Insured) (d)	255,000	264,495
Dallas Fort Worth International Airport Series 2021 A, 4% 11/1/2038	40,000	40,051
Dallas Fort Worth International Airport Series 2023 C, 5% 11/1/2029 (d)	1,500,000	1,618,088
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	525,000	549,692
Grand Parkway Transportation Corp Series 2020 C, 3% 10/1/2050	470,000	329,299
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5% 8/15/2036	40,000	45,106
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	50,000	53,229
Harris Cnty TX (Harris County Toll Road Auth Proj.) Series 2016 A, 5% 8/15/2027	100,000	101,983
Harris Cnty TX (Harris County Toll Road Auth Proj.) Series 2016 A, 5% 8/15/2029	90,000	91,507
Port of Houston Auth Series 2023, 5% 10/1/2038	30,000	32,475
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 4% 12/31/2039	80,000	76,195
		4,211,256
Water & Sewer - 0.5%
Austin TX Wtr & Wastewtr Sys 5% 11/15/2032	75,000	82,449
Austin TX Wtr & Wastewtr Sys 5% 11/15/2036	60,000	64,299
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2036	120,000	132,763
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2039	40,000	43,189
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2040	90,000	96,560
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2042	55,000	58,258
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2037	200,000	223,368
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2037	150,000	160,763
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2038	110,000	121,887
Greater Texoma Util Auth Tex Contrct Rev Series 2023 A, 5% 10/1/2041	170,000	178,206
Houston TX Util Sys Rev Series 2018 D, 5% 11/15/2032	40,000	42,601
North Harris Cnty Regl Wtr TX Series 2016, 5% 12/15/2033	35,000	35,799
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2034	65,000	68,228
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2037	115,000	125,954
San Antonio TX Wtr Rev Series 2024B, 5% 5/15/2038	300,000	333,331
Texas Wtr Dev Brd 3% 10/15/2040	100,000	86,646
Texas Wtr Dev Brd 4% 10/15/2033	30,000	31,199
Texas Wtr Dev Brd 5% 8/1/2040	40,000	44,100
Texas Wtr Dev Brd 5% 8/1/2046	100,000	106,369
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2033	30,000	30,613
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2036	40,000	40,367
Texas Wtr Dev Brd Series 2019, 5% 8/1/2036	75,000	79,805
Texas Wtr Dev Brd Series 2022, 5% 8/1/2041	55,000	58,613
Texas Wtr Dev Brd Series A, 5% 10/15/2031	150,000	157,003
Trinity River Auth TX Regl Wastewtr Sys Rev Series 2017, 5% 8/1/2032	25,000	25,970
Trinity River Auth TX Regl Wastewtr Sys Rev Series 2018, 5% 8/1/2032	130,000	137,658
		2,565,998
TOTAL TEXAS		51,577,392
Utah - 1.7%
Education - 0.2%
University UT Univ Revs 5% 8/1/2039	185,000	200,326
University UT Univ Revs 5% 8/1/2041	255,000	271,809
University UT Univ Revs Series 2020 A, 5% 8/1/2038	50,000	53,332
University UT Univ Revs Series 2022B, 5% 8/1/2037	30,000	33,001
University UT Univ Revs Series 2022B, 5% 8/1/2038	75,000	81,835
University UT Univ Revs Series 2022B, 5% 8/1/2039	80,000	86,627
University UT Univ Revs Series 2024 A 1, 5% 8/1/2043	120,000	127,906
		854,836
Electric Utilities - 0.2%
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2038	25,000	26,672
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2039	280,000	296,319
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2041	200,000	209,981
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2042	245,000	255,208
Intermountain Pwr Agy UT Pwr Series 2023 A, 5.25% 7/1/2043	75,000	79,046
Intermountain Pwr Agy UT Pwr Series 2024A, 5% 7/1/2042	120,000	125,627
		992,853
General Obligations - 0.0%
Alpine Sch UT Series 2017, 5% 3/15/2028	30,000	31,071
Health Care - 0.3%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 3% 5/15/2047	220,000	165,619
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 4% 5/15/2047	75,000	69,290
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2018 A, 5% 5/15/2041	835,000	839,302
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2020 A, 5% 5/15/2043	55,000	56,769
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2020 A, 5% 5/15/2050	400,000	406,226
		1,537,206
Special Tax - 0.5%
Downtown Revitalization Public Infrastructure District Series 2025 A, 5.25% 6/1/2043	1,400,000	1,513,736
Utah Telecommunication Open Infrastructure Agy Sales Tax & Telecommunications Rev 5.25% 6/1/2037	105,000	116,113
Utah Tran Auth Sales Tax Rev 4% 12/15/2029	35,000	35,282
Utah Tran Auth Sales Tax Rev 4% 12/15/2030	755,000	761,447
Utah Tran Auth Sales Tax Rev Series 2018 2, 3.75% 12/15/2041	20,000	18,924
Utah Tran Auth Sales Tax Rev Series 2019A, 3% 12/15/2044	30,000	23,370
Utah Tran Auth Sales Tax Rev Series 2023, 5% 12/15/2042	240,000	257,655
		2,726,527
Transportation - 0.4%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (d)	45,000	46,636
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2026 (d)	150,000	152,284
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2048 (d)	1,000,000	1,003,558
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (d)	100,000	106,187
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2028 (d)	1,000,000	1,058,141
		2,366,806
Water & Sewer - 0.1%
Central Utah Wtr Conservancy Dist Wtr Rev Series 2020 D, 4% 10/1/2038	500,000	501,021
Central Utah Wtr Conservancy Dist Wtr Rev Series 2020 D, 5% 10/1/2035	10,000	10,854
		511,875
TOTAL UTAH		9,021,174
Vermont - 0.1%
Other - 0.1%
Burlington VT Series 2023 A, 5% 11/1/2041	325,000	350,097
Virginia - 0.3%
Electric Utilities - 0.1%
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008 A, 3.65% tender 11/1/2035 (b)	125,000	126,972
Richmond VA Pub Util Rev Series 2020 A, 3% 1/15/2041	80,000	68,696
Richmond VA Pub Util Rev Series 2020 A, 3% 1/15/2045	170,000	136,175
		331,843
General Obligations - 0.0%
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) Series 2020F, 2% 4/1/2041	170,000	119,058
Fairfax Cnty VA Gen. Oblig. Series 2020A, 5% 10/1/2035	75,000	81,403
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2022A, 5% 2/1/2037	115,000	126,376
Virginia St Pub Bldg Auth Pub Series 2018A, 3% 8/1/2033	20,000	19,678
		346,515
Health Care - 0.2%
Isle of Wight County Economic Development Authority (Riverside Health System Proj.) Series 2023, 5.25% 7/1/2048 (Assured Guaranty Inc Insured)	555,000	576,943
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2017 A, 4% 1/1/2047	50,000	44,119
Virginia Small Business Fing Auth Healthcare Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2020, 4% 11/1/2038	100,000	98,988
Virginia Small Business Fing Auth Healthcare Facs Rev Series 2025 A 1, 5.25% 6/15/2050	75,000	77,982
		798,032
Other - 0.0%
Virginia Comwlth Transn Brd Tr Series 2023, 5% 5/15/2038	40,000	44,173
Transportation - 0.0%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2041 (d)	45,000	41,701
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2031 (d)	120,000	123,392
		165,093
TOTAL VIRGINIA		1,685,656
Washington - 2.9%
Education - 0.1%
Washington Biomedical Research Pptys Lease Rev (University Wash Univ Revs Proj.) Series A, 4% 1/1/2048	335,000	313,054
Electric Utilities - 0.7%
Energy Norwthwest WA Elec Rev (Bonneville Power Administration Proj.) Series 2020 A, 5% 7/1/2036	175,000	189,113
Energy Norwthwest WA Elec Rev (Bonneville Power Administration Proj.) Series 2020 A, 5% 7/1/2037	125,000	134,381
Energy Norwthwest WA Elec Rev 5% 7/1/2036 (Bonneville Power Administration Guaranteed)	320,000	359,953
Energy Norwthwest WA Elec Rev 5% 7/1/2039 (Bonneville Power Administration Guaranteed)	85,000	93,259
Energy Norwthwest WA Elec Rev Series 2018 A, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	370,000	391,330
Energy Norwthwest WA Elec Rev Series 2019 A, 5% 7/1/2036 (Bonneville Power Administration Guaranteed)	95,000	101,141
Energy Norwthwest WA Elec Rev Series 2019 A, 5% 7/1/2037 (Bonneville Power Administration Guaranteed)	60,000	63,610
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2038	290,000	309,427
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2023 A, 5% 1/1/2038	500,000	548,297
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2039	1,000,000	1,103,359
Seattle WA Mun Lt & Pwr Rev Series 2019 A, 5% 4/1/2038	50,000	52,417
Seattle WA Mun Lt & Pwr Rev Series 2021 A, 4% 7/1/2036	35,000	36,022
Seattle WA Mun Lt & Pwr Rev Series 2022, 5% 7/1/2042	45,000	47,469
Seattle WA Mun Lt & Pwr Rev Series 2023A, 5% 3/1/2038	150,000	165,681
Seattle Wash Drain & Wstwtr Rv Series 2017, 4% 7/1/2036	30,000	30,193
Tacoma WA Elec Sys Rev Series 2024A, 5% 1/1/2054	50,000	51,748
Tacoma WA Elec Sys Rev Series 2024B, 5% 1/1/2037	100,000	112,273
		3,789,673
General Obligations - 1.1%
Clark Cnty WA Sch Dist 114 Evergreen Series 2018, 4% 12/1/2033	20,000	20,513
Clark Cnty WA Sch Dist 114 Evergreen Series 2018, 4% 12/1/2034	20,000	20,433
Clark Cnty WA Sch Dist 114 Evergreen Series 2020, 4% 12/1/2036	80,000	81,584
Clark Cnty Wash Sch Dist 37 Vancouver Series 2018, 5% 12/1/2035 (State of Washington Guaranteed)	80,000	84,415
King & Snohomish Cnty WA Sch Dist No 417 Series 2022, 5% 12/1/2037 (State of Washington Guaranteed)	570,000	622,242
King & Snohomish Cnty WA Sch Dist No 417 Series 2022, 5% 12/1/2038 (State of Washington Guaranteed)	235,000	254,592
King Cnty WA Pub Hosp Dist 1 Gen. Oblig. Series 2018, 5% 12/1/2037	50,000	51,744
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2038 (State of Washington Guaranteed)	260,000	283,449
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2039 (State of Washington Guaranteed)	205,000	221,639
King County WA Gen. Oblig. Series 2024, 5% 12/1/2044	105,000	112,037
Pierce Cnty WA Sch Dist No 3 Puyallup Series 2017, 5% 12/1/2032	75,000	77,388
Pierce Cnty WA SD 403 Bethel Series 2019, 5% 12/1/2035 (State of Washington Guaranteed)	65,000	69,122
Snohomish Cnty WA Sch Dist 15 Edmonds Series 2024, 5% 12/1/2038 (State of Washington Guaranteed)	195,000	215,280
State of Washington Gen. Oblig. 5% 2/1/2040	30,000	32,368
State of Washington Gen. Oblig. 5% 2/1/2046	35,000	36,599
State of Washington Gen. Oblig. 5% 6/1/2044	80,000	84,261
State of Washington Gen. Oblig. Series 2016C, 5% 2/1/2037	75,000	75,395
State of Washington Gen. Oblig. Series 2019 D, 5% 6/1/2039	35,000	36,411
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2040	110,000	115,055
State of Washington Gen. Oblig. Series 2020B, 5% 6/1/2039	60,000	62,841
State of Washington Gen. Oblig. Series 2020B, 5% 6/1/2040	25,000	26,052
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2038	85,000	90,485
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2040	40,000	42,259
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2041	30,000	31,502
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2037	215,000	233,164
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2042	250,000	262,021
State of Washington Gen. Oblig. Series 2021 F, 5% 6/1/2037	60,000	65,172
State of Washington Gen. Oblig. Series 2021 F, 5% 6/1/2045	430,000	447,655
State of Washington Gen. Oblig. Series 2021E, 5% 6/1/2036	140,000	153,224
State of Washington Gen. Oblig. Series 2021E, 5% 6/1/2042	70,000	73,510
State of Washington Gen. Oblig. Series 2021E, 5% 6/1/2043	80,000	83,584
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2044	40,000	41,777
State of Washington Gen. Oblig. Series 2022C, 5% 2/1/2045	30,000	31,288
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2040	30,000	32,231
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2042	40,000	42,339
State of Washington Gen. Oblig. Series 2024 A, 5% 8/1/2037	470,000	521,885
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2039	425,000	470,072
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2040	55,000	60,094
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2039	85,000	93,688
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	170,000	182,046
State of Washington Gen. Oblig. Series R 2017B, 5% 8/1/2034	35,000	35,575
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2037	35,000	37,509
State of Washington Gen. Oblig. Series R 2023 A, 5% 8/1/2038	55,000	60,522
State of Washington Gen. Oblig. Series R 2023 B, 5% 7/1/2038	305,000	335,589
		6,010,611
Health Care - 0.4%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	395,000	364,114
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	135,000	140,264
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	25,000	25,214
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2040	300,000	309,936
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2037	110,000	107,297
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2026	415,000	421,984
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2025 B, 5% 10/1/2035 (c)	500,000	560,851
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	20,000	21,193
		1,950,853
Housing - 0.0%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5.375% 7/1/2045	215,000	224,138
Lease Revenue - 0.0%
Fyi Properties Wash Lease Rev Series 2019, 5% 6/1/2038	65,000	67,288
Other - 0.3%
Everett Housing Authority/WA Series 2022, 4% 7/1/2037	395,000	381,945
Franklin Cnty Wash Sch Dist No 001 Pasco Series 2023, 5% 12/1/2037	100,000	110,157
Franklin Cnty Wash Sch Dist No 001 Pasco Series 2023, 5% 12/1/2038	190,000	207,511
Grant Cnty Wash Gen. Oblig. Series 2022, 5.25% 12/1/2047	265,000	278,539
King County WA Gen. Oblig. Series 2024, 5% 12/1/2043	65,000	69,734
Kitsap County School District No 100-C Bremerton Series 2024, 5% 12/1/2043	300,000	318,768
Whatcom Cnty Wash Sch Dist No 501 Bellingham 5% 12/1/2039	75,000	81,300
		1,447,954
Special Tax - 0.0%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2021 S 1, 5% 11/1/2043	35,000	36,666
Fyi Properties Wash Lease Rev (State of Washington Proj.) Series 2019, 5% 6/1/2033	90,000	94,733
King Cnty WA Pub Hosp Dist 002 Gen. Oblig. Series 2020 A, 4% 12/1/2045	105,000	93,718
		225,117
Transportation - 0.3%
Port Seattle WA Rev 5% 2/1/2029	25,000	25,185
Port Seattle WA Rev Series 2018A, 5% 5/1/2034 (d)	25,000	25,393
Port Seattle WA Rev Series 2019, 5% 4/1/2036 (d)	45,000	46,710
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (d)	810,000	823,884
Port Seattle WA Rev Series 2022B, 5% 8/1/2038 (d)	145,000	153,860
Port Seattle WA Rev Series 2024B, 5.25% 7/1/2049 (d)	500,000	521,123
Port Seattle WA Rev Series D, 5% 5/1/2027 (d)	20,000	20,642
		1,616,797
Water & Sewer - 0.0%
King Cnty WA Swr Rev 5% 1/1/2040	30,000	32,731
TOTAL WASHINGTON		15,678,216
West Virginia - 0.6%
General Obligations - 0.3%
Berkeley Cnty WV Brd Ed Series 2023, 4% 6/1/2036	50,000	51,592
West Virginia St Gen. Oblig. Series 2018 B, 5% 12/1/2036	210,000	219,442
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2031	1,000,000	1,064,455
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2032	160,000	169,811
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2033	90,000	95,184
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2037	115,000	120,003
		1,720,487
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 4% 6/1/2029	80,000	80,534
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 A, 4% 6/1/2051	475,000	413,352
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	45,000	47,767
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	215,000	226,286
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	125,000	129,827
		897,766
Transportation - 0.1%
West VA Commr of Hwys Spl Oblig Series 2018A, 5% 9/1/2033	45,000	46,801
West Virginia Parkways Authority Series 2021, 3% 6/1/2041	25,000	21,324
West Virginia Parkways Authority Series 2021, 5% 6/1/2036	50,000	54,506
West Virginia Parkways Authority Series 2021, 5% 6/1/2037	245,000	265,066
West Virginia Parkways Authority Series 2021, 5% 6/1/2038	30,000	32,238
West Virginia Parkways Authority Series 2021, 5% 6/1/2039	345,000	368,660
West Virginia Parkways Authority Series 2021, 5% 6/1/2040	65,000	69,010
		857,605
TOTAL WEST VIRGINIA		3,475,858
Wisconsin - 2.5%
General Obligations - 0.5%
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2042	650,000	701,802
Racine WI Uni Sch Dist 5% 4/1/2038 (Assured Guaranty Inc Insured)	240,000	256,741
Racine WI Uni Sch Dist 5% 4/1/2039 (Assured Guaranty Inc Insured)	80,000	85,139
Racine WI Uni Sch Dist 5% 4/1/2040 (Assured Guaranty Inc Insured)	65,000	68,780
Racine WI Uni Sch Dist 5% 4/1/2041	100,000	105,782
Racine WI Uni Sch Dist 5% 4/1/2041 (Assured Guaranty Inc Insured)	40,000	42,145
Wisconsin St Gen. Oblig. 5% 5/1/2039	355,000	386,771
Wisconsin St Gen. Oblig. 5% 5/1/2039	45,000	49,027
Wisconsin St Gen. Oblig. Series 2019 B, 4% 5/1/2032	30,000	30,590
Wisconsin St Gen. Oblig. Series 2021 2, 5% 5/1/2031	1,000,000	1,109,991
Wisconsin St Gen. Oblig. Series 2023B, 5% 5/1/2038	110,000	120,724
Wisconsin St Gen. Oblig. Series 2024C, 5% 5/1/2040	30,000	32,920
		2,990,412
Health Care - 1.4%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045 (Assured Guaranty Inc Insured)	345,000	269,008
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2015A, 4.25% 6/1/2041	345,000	326,753
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2025 A, 5.5% 6/1/2055	250,000	261,108
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	700,000	704,989
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) 5% 10/1/2026	175,000	178,900
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) 5% 10/1/2027	100,000	104,453
Public Fin Auth Wis Retirementcmntys Rev Series 2020A, 5% 11/15/2041	1,000,000	1,010,545
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2049	290,000	296,718
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Inc Proj.) Series 2018 A, 4% 8/15/2036	105,000	105,136
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Inc Proj.) Series 2018 A, 5% 8/15/2034	115,000	120,731
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2019 A, 5% 11/15/2027	50,000	52,540
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2027	60,000	61,929
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	170,000	135,133
Wisconsin Health & Educational Facilities Authority (Thedacare Inc Proj.) Series 2019, 3.125% 12/15/2049	355,000	259,561
Wisconsin Health & Educational Facilities Authority Series 2017, 4% 8/15/2036	50,000	50,077
Wisconsin Health & Educational Facilities Authority Series 2017, 4% 8/15/2047	270,000	245,760
Wisconsin Health & Educational Facilities Authority Series 2018 A, 4% 8/15/2035	100,000	100,361
Wisconsin Health & Educational Facilities Authority Series 2018, 4.125% 4/1/2046	700,000	644,489
Wisconsin Health & Educational Facilities Authority Series 2018, 5% 4/1/2037	100,000	103,855
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	175,000	147,177
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5.5% 8/15/2048 (Assured Guaranty Inc Insured)	600,000	635,075
Wisconsin St Health & Edl Facs Auth Rev Series 2024, 5% 8/15/2029	250,000	269,844
Wisconsin St Health & Edl Facs Auth Rev Series 2024, 5% 8/15/2039	230,000	249,929
Wisconsin St Health & Edl Facs Auth Rev Series 2024A, 5% 4/1/2041	500,000	532,495
Wisconsin St Health & Edl Facs Auth Rev Series 2024A, 5% 4/1/2043	210,000	219,225
Wisconsin St Health & Edl Facs Auth Rev Series 2024A, 5% 4/1/2044	110,000	114,022
		7,199,813
Housing - 0.2%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2024 C, 4.5% 9/1/2044	200,000	197,824
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2024 C, 4.75% 3/1/2051	500,000	494,952
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Series 2024 A, 6% 9/1/2054	600,000	650,890
		1,343,666
Other - 0.0%
Racine WI Uni Sch Dist 5% 4/1/2039	120,000	128,736
Pooled Loans - 0.3%
Public Fin Auth WI Revenue Series 2025 1 CL A, 4% tender 1/1/2055 (b)(g)	1,500,000	1,513,910
Special Tax - 0.1%
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2050 (Assured Guaranty Inc Insured) (e)	1,170,000	342,870
Wisconsin St Transn Rev Series 2021 A, 5% 7/1/2035	110,000	119,753
		462,623
Water & Sewer - 0.0%
State of Wisconsin Series 2020 A, 5% 6/1/2038	40,000	42,192
TOTAL WISCONSIN		13,681,352
Wyoming - 0.0%
Education - 0.0%
University WY Univ Revs (University WY Univ Revs Proj.) Series 2021 C, 4% 6/1/2040 (Assured Guaranty Inc Insured)	25,000	24,645
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) 4.4% 12/1/2043	90,000	89,928
TOTAL WYOMING		114,573
TOTAL MUNICIPAL SECURITIES (Cost $480,697,189)		490,415,769

Money Market Funds - 7.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $38,824,747)	3.29	38,816,984	38,824,747

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $535,957,235)	545,897,916
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(4,129,506)
NET ASSETS - 100.0%	541,768,410

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Zero coupon bond which is issued at a discount.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,513,910 or 0.3% of net assets.

(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	14,116,704	54,393,541	29,685,498	167,602	-	-	38,824,747	38,816,984	1.3%
Total	14,116,704	54,393,541	29,685,498	167,602	-	-	38,824,747

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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